UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07143

T. Rowe Price Equity Series, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2026

Moderate Allocation Portfolio

(QAAGRX)

This semi-annual shareholder report contains important information about Moderate Allocation Portfolio (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderate Allocation Portfolio	$36	0.70%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$231,088
Number of Portfolio Holdings	1,804
Table Summary

Portfolio Turnover Rate	43.0%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
Common Stocks	51.3%
Bond Funds	15.2
Equity Funds	9.2
Corporate Bonds	6.0
U.S. Government & Agency Mortgage-Backed Securities	5.9
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	5.5
Asset-Backed Securities	3.1
Non-U.S. Government Mortgage-Backed Securities	1.7
Foreign Government Obligations & Municipalities	0.6
Short-Term and Other	1.5

Top Ten Holdings (as a % of Net Assets)

Table Summary
T. Rowe Price Institutional Emerging Markets Equity Fund	5.6%
T. Rowe Price Institutional High Yield Fund - Institutional Class	4.7
T. Rowe Price International Bond Fund (USD Hedged) - I Class	4.6
T. Rowe Price Emerging Markets Bond Fund - I Class	4.3
T. Rowe Price Real Assets Fund - I Class	3.6
U.S. Treasury Bonds	2.8
NVIDIA	2.7
U.S. Treasury Notes	2.7
Alphabet	2.2
Apple	1.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

E304-053 8/26

Moderate Allocation Portfolio

 (QAAGRX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
June 30, 2026
Moderate Allocation Portfolio
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. Rowe Price Moderate Allocation Portfolio
Unaudited
Financial Highlights
2
For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
. 6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 22.43 $ 20.94 $ 20.02 $ 17.81 $ 22.63 $ 22.92
Investment activities
Net investment income
(1)(2)
0.22 0.50 0.46 0.43 0.31 0.24
Net realized and unrealized gain/
loss 1.36 2.50 1.55 2.27 (4.45) 2.02
Total from investment activities 1.58 3.00 2.01 2.70 (4.14) 2.26
Distributions
Net investment income (0.23) (0.50) (0.49) (0.44) (0.30) (0.24)
Net realized gain – (1.01) (0.60) (0.05) (0.38) (2.31)
Total distributions (0.23) (1.51) (1.09) (0.49) (0.68) (2.55)
NET ASSET VALUE
End of period $ 23.78 $ 22.43 $ 20.94 $ 20.02 $ 17.81 $ 22.63
Ratios/Supplemental Data
Total return
(2)(3)
7.08% 14.50% 10.06% 15.35% (18.31)% 10.06%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.85%
(4)
0.89% 0.90% 0.90% 0.90% 0.90%
Net expenses after waivers/
payments by Price Associates 0.70%
(4)
0.70% 0.71% 0.71% 0.70% 0.71%
Net investment income 1.95%
(4)
2.26% 2.19% 2.28% 1.60% 1.00%
Portfolio turnover rate 43.0% 52.8% 59.0% 78.1% 98.9% 82.3%
Net assets, end of period (in
thousands) $231,088 $219,535 $200,160 $183,817 $161,984 $209,296
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Moderate Allocation Portfolio
June 30, 2026 Unaudited

Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES
 3.1%
Affirm Master Trust
Series 2025-1A, Class A
4.99%, 2/15/33 (1) 100,000 100
Affirm Master Trust
Series 2026-1A, Class A
4.37%, 2/15/34 (1) 100,000 100
Affirm Master Trust
Series 2026-2A, Class A
4.67%, 4/16/35 (1) 100,000 100
Ally Bank
Series 2026-A, Class B
4.709%, 3/15/34 (1) 231,802 231
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  35,000 35
AmeriCredit Automobile Receivables Trust
Series 2023-2, Class B
5.84%, 7/18/29  10,000 10
Amur Equipment Finance Receivables XIV
Series 2024-2A, Class A2
5.19%, 7/21/31 (1) 53,735 54
Avis Budget Rental Car Funding AESOP
Series 2022-1A, Class A
3.83%, 8/21/28 (1) 100,000 99
Avis Budget Rental Car Funding AESOP
Series 2025-3A, Class A
4.17%, 2/20/30 (1) 100,000 98
Bridgecrest Lending Auto Securitization
Trust
Series 2026-1, Class A3
4.04%, 12/17/29  15,000 15
Bridgecrest Lending Auto Securitization
Trust
Series 2026-2, Class A3
4.27%, 1/15/30  15,000 15
Bridgecrest Lending Auto Securitization
Trust
Series 2026-2, Class D
5.19%, 2/17/32  30,000 30
CarMax Auto Owner Trust
Series 2024-1, Class B
5.17%, 8/15/29  5,000 5
CarMax Auto Owner Trust
Series 2024-3, Class A3
4.89%, 7/16/29  26,588 27
CarMax Auto Owner Trust
Series 2025-4, Class A3
3.97%, 12/16/30  20,000 20
CarMax Auto Owner Trust
Series 2025-4, Class A4
4.08%, 6/16/31  15,000 15
CarMax Select Receivables Trust
Series 2024-A, Class A3
5.40%, 11/15/28  27,973 28
CarMax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  45,000 45
Shares/Par $ Value
(Cost and value in $000s)
‡
CarMax Select Receivables Trust
Series 2026-B, Class A2
4.35%, 4/16/29  15,000 15
CarMax Select Receivables Trust
Series 2026-B, Class A3
4.64%, 12/16/30  15,000 15
CarMax Select Receivables Trust
Series 2026-B, Class B
4.88%, 10/15/32  5,000 5
CarMax Select Receivables Trust
Series 2026-B, Class C
5.19%, 10/15/32  10,000 10
Carvana Auto Receivables Trust
Series 2022-P1, Class C
3.30%, 4/10/28  35,000 35
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 16,926 17
Carvana Auto Receivables Trust
Series 2024-P2, Class A4
5.21%, 6/10/30  35,000 35
Carvana Auto Receivables Trust
Series 2025-P3, Class A3
4.04%, 11/11/30  35,000 35
Carvana Auto Receivables Trust
Series 2025-P3, Class B
4.48%, 10/10/31  5,000 5
Carvana Auto Receivables Trust
Series 2025-P4, Class A4
4.25%, 11/10/31  90,000 89
Carvana Auto Receivables Trust
Series 2025-P4, Class B
4.59%, 1/12/32  10,000 10
Carvana Auto Receivables Trust
Series 2026-P2, Class B
5.19%, 8/10/32  15,000 15
Carvana Auto Receivables Trust
Series 2026-P2, Class C
5.80%, 10/12/32  45,000 45
CCG Receivables Trust
Series 2026-1, Class A2
4.45%, 1/17/34 (1) 100,000 100
Chase Auto Credit Linked Notes
Series 2025-1, Class B
4.753%, 2/25/33 (1) 169,280 169
Citigroup Mortgage Loan Trust
Series 2026-HE1, Class A1, FRN
SOFR30A + 1.35%, 4.978%, 10/25/56 (1) 97,374 97
Citigroup Mortgage Loan Trust
Series 2026-HE1, Class M1, FRN
SOFR30A + 1.65%, 5.278%, 10/25/56 (1) 100,000 100
Crossroads Asset Trust
Series 2024-A, Class A2
5.90%, 8/20/30 (1) 15,007 15
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 75,000 73
Dell Equipment Finance Trust
Series 2024-1, Class C
5.73%, 3/22/30 (1) 105,000 106

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Dell Equipment Finance Trust
Series 2024-2, Class A3
4.59%, 8/22/30 (1) 100,000 100
Dell Equipment Finance Trust
Series 2025-2, Class A3
4.12%, 3/24/31 (1) 100,000 100
DLLMT
Series 2026-1A, Class A3
4.20%, 12/20/29 (1) 10,000 10
DLLMT
Series 2026-1A, Class A4
4.36%, 9/20/33 (1) 1,000 1
DLLST
Series 2024-1A, Class A3
5.05%, 8/20/27 (1) 4,344 4
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 5,000 5
Drive Auto Receivables Trust
Series 2021-3, Class D
1.94%, 6/15/29 (1) 31,660 32
Drive Auto Receivables Trust
Series 2025-2, Class B
4.14%, 9/15/32  15,000 15
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51 (1) 60,078 58
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 41,672 43
Enterprise Fleet Financing
Series 2024-1, Class A3
5.16%, 9/20/30 (1) 50,000 50
Enterprise Fleet Financing
Series 2024-3, Class A4
5.06%, 3/20/31 (1) 50,000 50
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  6,128 6
Exeter Automobile Receivables Trust
Series 2024-5A, Class C
4.64%, 1/15/30  10,000 10
Exeter Automobile Receivables Trust
Series 2025-5A, Class A3
4.24%, 11/15/29  20,000 20
Exeter Automobile Receivables Trust
Series 2026-1A, Class A3
4.03%, 3/15/30  25,000 25
Exeter Automobile Receivables Trust
Series 2026-2A, Class A2
4.31%, 11/15/28  20,000 20
Exeter Automobile Receivables Trust
Series 2026-3A, Class B
4.70%, 3/17/31  10,000 10
Exeter Automobile Receivables Trust
Series 2026-3A, Class C
4.92%, 10/15/32  15,000 15
Exeter Select Automobile Receivables Trust
Series 2025-3, Class A3
4.18%, 12/16/30  30,000 30
Shares/Par $ Value
(Cost and value in $000s)
‡
Exeter Select Automobile Receivables Trust
Series 2026-1, Class A2
4.37%, 10/15/29  10,000 10
Exeter Select Automobile Receivables Trust
Series 2026-1, Class A3
4.67%, 6/16/31  10,000 10
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 100,000 101
Ford Credit Floorplan Master Owner Trust A
Series 2024-3, Class B
4.50%, 9/15/29 (1) 100,000 100
Fortress Credit BSL XXV
Series 2024-AR, Class B2R, CLO, FRN
3M TSFR + 1.85%, 7/24/37 (1)(2) 250,000 250
Fortress Credit BSL XXVIII
Series 2026-1A, Class A1, CLO, FRN
3M TSFR + 1.29%, 4.952%, 4/20/39 (1) 250,000 251
GM Financial Automobile Leasing Trust
Series 2026-1, Class B
4.12%, 1/22/30  5,000 5
Goto Foods Funding
Series 2026-1A, Class A2
6.854%, 4/30/56 (1) 85,000 85
GreatAmerica Leasing Receivables Funding
Series 2026-1, Class A2
4.47%, 1/16/29 (1) 15,000 15
GreatAmerica Leasing Receivables Funding
Series 2026-1, Class A3
4.76%, 9/16/30 (1) 20,000 20
GS Mortgage-Backed Securities Trust
Series 2026-AH2, Class A1A, FRN
SOFR30A + 1.40%, 5.032%, 11/25/56 (1) 100,000 100
Huntington Bank Auto Credit-Linked Notes
Series 2026-1, Class B1
4.503%, 2/20/34 (1) 219,581 217
Hyundai Auto Receivables Trust
Series 2026-A, Class B
4.10%, 12/15/32  5,000 5
Hyundai Auto Receivables Trust
Series 2026-A, Class C
4.31%, 6/15/33  10,000 10
Invesco
Series 2021-3A, Class A1R, CLO, FRN
3M TSFR + 1.08%, 4.744%, 10/22/34 (1) 250,000 250
Jack in the Box Funding
Series 2026-1A, Class A2
7.624%, 5/25/56 (1) 80,000 80
JPMorgan Mortgage Trust
Series 2026-HE1, Class A1, FRN
SOFR30A + 1.25%, 4.859%, 9/20/56 (1) 46,405 47
MMAF Equipment Finance
Series 2024-A, Class A3
4.95%, 7/14/31 (1) 55,000 55
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 31,394 31
Navient Education Loan Trust
Series 2026-A, Class A
4.86%, 9/15/56 (1) 98,485 98

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Navient Refinance Loan Trust
Series 2026-A, Class A
4.50%, 1/18/56 (1) 90,419 89
Navient Refinance Loan Trust
Series 2026-B, Class A
5.07%, 6/15/56 (1) 100,000 100
Nissan Auto Lease Trust
Series 2024-B, Class B
5.21%, 12/15/28  25,000 25
Nissan Auto Receivables Owner Trust
Series 2025-A, Class B
4.79%, 10/15/31  15,000 15
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 4.894%, 11/13/31 (1) 85,250 85
Octane Receivables Trust
Series 2025-RVM1, Class A
4.48%, 12/20/46 (1) 80,574 80
Regatta XVI Funding
Series 2019-2A, Class A1R2, CLO, FRN
3M TSFR + 1.19%, 4.863%, 4/15/39 (1) 250,000 250
Santander Bank Auto Credit-Linked Notes
Series 2026-A, Class B
4.806%, 7/17/34 (1) 250,000 250
Santander Drive Auto Receivables Trust
Series 2025-1, Class A3
4.74%, 1/16/29  9,747 10
Santander Drive Auto Receivables Trust
Series 2025-1, Class B
4.88%, 3/17/31  70,000 70
Santander Drive Auto Receivables Trust
Series 2025-4, Class B
4.27%, 1/15/32  40,000 40
Santander Drive Auto Receivables Trust
Series 2026-1, Class A3
3.93%, 7/15/30  20,000 20
Santander Drive Auto Receivables Trust
Series 2026-1, Class B
4.07%, 4/15/32  30,000 30
SEB Funding
Series 2026-1A, Class A2
6.665%, 1/30/56 (1) 115,000 114
Securitized Term Auto Receivables Trust
Series 2025-B, Class B
4.925%, 12/29/32 (1) 11,821 12
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A4
4.94%, 1/21/31 (1) 10,000 10
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 10,000 10
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3
5.33%, 11/20/29 (1) 18,882 19
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class B
5.41%, 8/20/30 (1) 10,000 10
SFS Auto Receivables Securitization Trust
Series 2026-1A, Class A4
4.07%, 1/20/32 (1) 20,000 20
Shares/Par $ Value
(Cost and value in $000s)
‡
SFS Auto Receivables Securitization Trust
Series 2026-1A, Class B
4.27%, 6/21/32 (1) 20,000 20
SFS Auto Receivables Securitization Trust
Series 2026-2A, Class A3
4.54%, 1/20/32 (1) 50,000 50
SFS Auto Receivables Securitization Trust
Series 2026-2A, Class A4
4.69%, 5/20/33 (1) 15,000 15
SFS Auto Receivables Securitization Trust
Series 2026-2A, Class C
4.99%, 7/20/34 (1) 10,000 10
SMB Private Education Loan Trust
Series 2018-A, Class A2A
3.50%, 2/15/36 (1) 5,034 5
SMB Private Education Loan Trust
Series 2018-C, Class A2A
3.63%, 11/15/35 (1) 6,972 7
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 20,618 20
SMB Private Education Loan Trust
Series 2026-A, Class A1A
4.68%, 12/15/53 (1) 96,199 94
Sound Point  XXXI
Series 2021-3A, Class AR, CLO, FRN
3M TSFR + 1.07%, 4.693%, 10/25/34 (1) 250,000 250
Stellantis Financial Underwritten Enhanced
Lease Trust
Series 2025-BA, Class C
4.71%, 1/22/30 (1) 5,000 5
Stellantis Financial Underwritten Enhanced
Lease Trust
Series 2025-CA, Class B
4.25%, 12/20/29 (1) 20,000 20
Stellantis Financial Underwritten Enhanced
Lease Trust
Series 2026-AA, Class A4
4.41%, 4/22/30 (1) 15,000 15
Stellantis Financial Underwritten Enhanced
Lease Trust
Series 2026-AA, Class B
4.61%, 4/22/30 (1) 10,000 10
Stellantis Financial Underwritten Enhanced
Lease Trust
Series 2026-BA, Class A2A
4.39%, 3/20/29 (1) 70,000 70
Symphony XVI
Series 2015-16A, Class ARR, CLO, FRN
3M TSFR + 1.20%, 4.873%, 10/15/31 (1) 8,205 8
Symphony XXXI
Series 2022-31A, Class AR, CLO, FRN
3M TSFR + 1.17%, 4.834%, 1/22/38 (1) 250,000 250
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 99,612 99
Vista Point Securitization Trust
Series 2026-CES2, Class A1, STEP
5.418%, 5/25/56 (1) 97,976 98

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Volkswagen Credit Auto Master Trust
Series 2026-1A, Class A
4.71%, 5/20/31 (1) 60,000 60
Wheels Fleet Lease Funding 1
Series 2025-3A, Class A1
4.08%, 9/18/40 (1) 100,000 99
Wise
Series 2026-1A, Class B1, CLO, FRN
3M TSFR + 1.60%, 5.375%, 7/20/39 (1) 250,000 250
Yamaha Motor Master Trust II
Series 2026-A, Class A1
4.43%, 4/15/31 (1) 100,000 99
Total Asset-Backed Securities (Cost
$7,183) 7,175
BOND FUNDS
 15.2%
T. Rowe Price Emerging Markets Bond Fund
- I Class, 5.71% (3)(4) 1,011,233 10,031
T. Rowe Price Inflation Protected Bond Fund
- I Class, 12.84% (3)(4) 199,920 2,063
T. Rowe Price Institutional Floating Rate
Fund - Institutional Class, 6.58% (3)(4) 64,850 599
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 6.36% (3)(4) 1,385,600 10,877
T. Rowe Price International Bond Fund
(USD Hedged) - I Class, 3.74% (3)(4) 1,233,281 10,508
T. Rowe Price Limited Duration Inflation
Focused Bond Fund - I Class, 11.98% (3)(4) 247,797 1,167
Total Bond Funds (Cost $35,038) 35,245
COMMON STOCKS
 51.3%
COMMUNICATION SERVICES  4.1%
Diversified Telecommunication
Services  0.3%
Anterix  (5) 950 98
BT Group (GBP)  67,270 170
KT (KRW)  2,516 86
Space Exploration Technologies, Class A (5) 564 96
Telstra Group (AUD)  28,837 101
Uniti Group (5) 4,318 50
601
Entertainment  0.6%
Atlanta Braves Holdings, Class C (5) 663 34
Madison Square Garden Sports (5) 221 89
Netflix (5) 10,384 741
Nintendo (JPY)  2,800 118
Walt Disney  2,904 280
1,262
Interactive Media & Services  2.8%
Alphabet, Class A  4,792 1,712
Alphabet, Class C  9,452 3,340
Meta Platforms, Class A  2,245 1,265
Reddit, Class A (5) 6 1
Shares/Par $ Value
(Cost and value in $000s)
‡
Tencent Holdings (HKD)  1,000 55
6,373
Media  0.0%
EchoStar, Class A (5)(6) 159 16
16
Wireless Telecommunication
Services  0.4%
KDDI (JPY)  11,100 186
SoftBank Group (JPY)  5,900 219
T-Mobile U.S.  3,660 614
1,019
Total Communication Services 9,271
CONSUMER DISCRETIONARY  4.8%
Automobile Components  0.0%
Autoliv, SDR (SEK)  881 103
103
Automobiles  0.5%
Suzuki Motor (JPY)  10,400 126
Tesla (5) 1,784 750
Toyota Motor (JPY)  15,000 251
1,127
Broadline Retail  1.6%
Alibaba Group Holding (HKD)  3,964 48
Amazon.com (5) 13,360 3,184
Isetan Mitsukoshi Holdings (JPY)  6,500 166
Next (GBP)  708 137
Ollie's Bargain Outlet Holdings (5) 327 25
Savers Value Village (5)(6) 3,307 33
Sea, ADR (5) 2,167 208
3,801
Diversified Consumer Services  0.2%
Liberty Live Holdings, Class C (5) 2,903 307
Service Corp. International  522 39
346
Hotels, Restaurants & Leisure  0.7%
Airbnb, Class A (5) 1,019 146
Booking Holdings  3,757 670
Cava Group (5) 18 1
Compass Group  7,772 251
DoorDash , Class A (5) 526 97
Dutch Bros, Class A (5) 532 38
Life Time Group Holdings (5) 1,042 43
McDonald's  1,332 360
Planet Fitness, Class A (5) 1,535 80
Wingstop 198 34
1,720
Household Durables  0.3%
Installed Building Products  182 42
Panasonic Holdings (JPY)  6,300 177
PulteGroup  901 124

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Sony Group (JPY)  15,200 306
649
Specialty Retail  1.3%
AutoZone (5) 100 320
Boot Barn Holdings (5) 115 19
Burlington Stores (5) 120 38
Carvana (5) 14,154 932
Floor & Decor Holdings, Class A (5) 20 1
Home Depot  1,367 482
Kingfisher (GBP)  3,861 14
Lowe's  765 169
O'Reilly Automotive (5) 1,409 130
Ross Stores  679 144
TJX  2,153 326
Tractor Supply  7,532 238
Ulta Beauty (5) 350 158
Urban Outfitters (5) 234 17
2,988
Textiles, Apparel & Luxury Goods  0.2%
Asics (JPY)  7,500 204
Birkenstock Holding (5)(6) 849 37
Kering (EUR)  369 104
Kontoor Brands  422 35
Moncler (EUR)  1,911 111
491
Total Consumer Discretionary 11,225
CONSUMER STAPLES  1.9%
Beverages  0.2%
Coca-Cola  3,833 311
Diageo (GBP)  6,842 138
449
Consumer Staples Distribution &
Retail  0.3%
BJ's Wholesale Club Holdings (5) 254 22
Coles Group (AUD)  5,744 97
Dollar Tree (5) 254 31
Grocery Outlet Holding (5) 6,181 62
PriceSmart 97 19
Seven & i Holdings (JPY)  10,100 121
Tsuruha Holdings (JPY) (6) 4,200 53
U.S. Foods Holding (5) 1,646 168
573
Food Products  0.4%
Ajinomoto (JPY)  3,400 124
Farmers Business Network, Acquisition
Date: 11/3/17, Cost $10 (5)(7)(8) 538 —
Magnum Ice Cream (EUR) (5)(6) 6,155 107
Mama's Creations (5) 331 6
Mondelez International, Class A  8,686 502
Nestle (CHF)  2,095 215
954
Shares/Par $ Value
(Cost and value in $000s)
‡
Household Products  0.4%
Colgate-Palmolive  1,764 162
Procter & Gamble  4,998 733
895
Personal Care Products  0.3%
L'Oreal (EUR)  421 185
Unilever (GBP)  9,257 556
741
Tobacco  0.3%
British American Tobacco (GBP)  4,075 252
Philip Morris International  2,915 527
779
Total Consumer Staples 4,391
ENERGY  2.1%
Energy Equipment & Services  0.5%
Archrock 574 24
Cactus, Class A  220 11
Kodiak Gas Services  320 24
Liberty Energy, Class A  539 14
National Energy Services Reunited (5) 1,366 41
Noble (6) 427 16
NOV  2,822 52
SLB  10,940 509
TechnipFMC  5,990 397
WaterBridge Infrastructure, Class A (6) 3,175 109
Weatherford International  335 27
1,224
Oil, Gas & Consumable Fuels  1.6%
Aker BP (NOK)  3,318 101
California Resources  266 14
Canadian Natural Resources (CAD)  3,932 156
Canadian Natural Resources  3,458 137
Cenovus Energy (CAD)  1,768 44
Cenovus Energy  4,800 119
Chevron  1,944 322
ConocoPhillips  6,059 630
Denison Mines (CAD) (5)(6) 4,630 14
EQT  3,075 163
Equinor (NOK)  4,512 142
Exxon Mobil  2,069 283
Golar LNG  2,741 137
Gulfport Energy (5) 61 10
Magnolia Oil & Gas, Class A  693 18
PrairieSky Royalty (CAD) (6) 3,493 78
Range Resources  7,707 287
Shell, ADR  5,335 414
Topaz Energy (CAD) (6) 1,624 34
TotalEnergies (EUR)  5,278 408
Valero Energy  517 135
Viper Energy, Class A  956 40

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
WhiteHawk Minerals, Class A (5) 778 22
3,708
Total Energy 4,932
FINANCIALS  8.0%
Banks  3.4%
ABN AMRO Bank, CVA (EUR)  3,174 135
ANZ Group Holdings (AUD)  10,618 259
Atlantic Union Bankshares 1,432 61
Banc of California  4,293 88
Banco Bilbao Vizcaya Argentaria (EUR)  12,956 326
Banco Santander (EUR)  28,376 394
Bank of America  13,157 750
Barclays (GBP)  39,332 264
BAWAG Group (EUR)  669 134
Byline Bancorp  162 6
Citigroup  1,234 173
Columbia Banking System  2,836 91
CRB Group, Acquisition Date: 1/28/22 -
1/15/26, Cost $31 (5)(7)(8) 323 30
CRB Group, Warrants, 1/8/27, Acquisition
Date: 1/16/26, Cost $— (5)(7)(8) 60 —
DBS Group Holdings (SGD)  5,322 270
Dime Communityl Bancshares  1,285 52
DNB Bank (NOK)  6,531 194
Eastern Bankshares 4,110 91
Equity Bancshares, Class A  867 43
Erste Group Bank (EUR)  674 90
FB Financial  889 49
Fifth Third Bancorp  5,310 299
Five Star Bancorp  1,194 58
Flagstar Bank  3,207 48
Home BancShares 1,239 35
Huntington Bancshares  5,531 98
ING Groep (EUR)  5,413 171
JPMorgan Chase  4,366 1,429
Kearny Financial  1,611 15
Live Oak Bancshares  1,269 52
Lloyds Banking Group (GBP)  130,372 191
Mitsubishi UFJ Financial Group (JPY)  19,700 393
National Bank of Canada (CAD)  668 105
OceanFirst Financial  1,244 24
Pinnacle Financial Partners  545 55
Prosperity Bancshares  326 24
Resona Holdings (JPY)  11,700 153
ServisFirst Bancshares  159 14
Societe Generale (EUR)  3,010 266
SOUTHSTATE BANK  810 81
Standard Chartered (GBP)  10,456 283
Sumitomo Mitsui Trust Group (JPY)  5,770 215
Texas Capital Bancshares  812 84
UniCredit (EUR)  3,257 292
USCB Financial Holdings  938 19
7,904
Shares/Par $ Value
(Cost and value in $000s)
‡
Capital Markets  1.5%
3i Group (GBP)  4,402 145
Bridgepoint Group (GBP) (6) 20,644 72
Brookfield (CAD)  3,476 148
Cboe Global Markets  102 25
Charles Schwab  6,304 582
CME Group  130 29
CVC Capital Partners (EUR) (6) 4,074 59
Goldman Sachs Group  532 538
iCapital , Acquisition Date: 3/10/25 - 4/17/25,
Cost $14 (5)(7)(8) 1,016 17
Intercontinental Exchange  2,599 320
Macquarie Group (AUD)  742 129
Marex Group  227 14
Miami International Holdings (5) 1,898 71
Moody's  82 37
Morgan Stanley  2,577 539
StoneX Group (5) 861 102
TMX Group (CAD)  3,923 128
Tradeweb Markets, Class A  1,450 144
UBS Group (CHF)  5,227 259
WisdomTree  531 9
3,367
Consumer Finance  0.3%
American Express  1,624 549
Capital One Financial  366 74
FirstCash Holdings  161 35
658
Financial Services  1.3%
Apollo Global Management  112 13
Berkshire Hathaway, Class B (5) 1,649 825
Federal National Mortgage Assn. (5) 4,043 26
HA Sustainable Infrastructure Capital  1,089 42
Marqeta , Class A (5) 11,009 45
Mastercard, Class A  989 508
ORIX (JPY)  3,200 122
PennyMac Financial Services  1,059 92
Rocket, Class A (5) 2,512 40
Visa, Class A  3,925 1,347
3,060
Insurance  1.5%
Admiral Group (GBP)  3,204 151
AIA Group (HKD)  20,400 187
Allstate  899 214
Aon, Class A  440 146
AXA (EUR)  4,976 249
Chubb  1,896 646
Definity Financial (CAD) (6) 4,866 258
Generali (EUR) (6) 3,226 157
Hagerty, Class A (5) 1,687 20
Kinsale Capital Group  79 26
Lemonade (5) 264 17
Mandatum (EUR)  10,945 69
Marsh & McLennan  1,196 199

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
MetLife  1,529 129
Neptune Insurance Holdings, Class A (5) 2,216 70
Progressive  1,131 247
Root, Class A (5) 355 20
Sampo, Class A (EUR)  18,823 198
Skyward Specialty Insurance Group (5) 148 9
Suncorp Group (AUD)  8,731 117
Tokio Marine Holdings (JPY)  4,400 193
Travelers  480 158
White Mountains Insurance Group  8 17
3,497
Total Financials 18,486
HEALTH CARE  5.8%
Biotechnology  1.4%
4D Molecular Therapeutics (5) 904 12
AbbVie  1,476 371
Aktis Oncology (5) 912 29
Alkermes (5) 627 33
Amgen  701 254
Arcus Biosciences (5) 349 11
Argenx , ADR (5) 217 201
Bicara Therapeutics (5) 2,830 84
Cabaletta Bio (5)(6) 1,884 6
CG oncology (5) 395 28
Cytokinetics (5) 1,018 87
Denali Therapeutics (5) 3,023 78
Dianthus Therapeutics (5) 1,518 148
Dyne Therapeutics (5) 9,097 202
Erasca  (5) 4,331 79
Gilead Sciences  5,570 704
Immatics  (5) 6,811 69
Immunome (5) 9,273 196
Immunovant  (5) 1,248 48
Ionis Pharmaceuticals (5) 20 2
Kodiak Sciences (5) 583 23
Kymera Therapeutics (5) 1,049 120
MapLight Therapeutics (5)(6) 895 32
Oruka Therapeutics (5) 505 48
Perceptive Capital Solutions
SPAC/ Freenome Holdings PIPE, (5)(9) 1,384 14
Praxis Precision Medicines (5) 95 32
Prime Medicine (5)(6) 1,754 6
Regeneron Pharmaceuticals  289 180
Relay Therapeutics (5) 888 17
Shattuck Labs (5)(6) 4,036 28
Stoke Therapeutics (5) 582 19
Travere Therapeutics (5) 326 19
Treeline Biosciences, Warrants, 4/15/27,
Acquisition Date: 11/7/25, Cost $— (5)(7)(8) 173 2
Twist Bioscience (5) 236 24
Vaxcyte  (5) 523 30
3,236
Health Care Equipment & Supplies  0.6%
Abbott Laboratories  4,422 401
Shares/Par $ Value
(Cost and value in $000s)
‡
EssilorLuxottica (EUR)  551 103
Hoya (JPY)  600 97
Intuitive Surgical (5) 650 258
iRadimed 72 7
Koninklijke Philips (EUR)  6,134 167
Medline, Class A (5) 799 31
Neogen  (5) 2,974 27
Procept Biorobotics  (5) 1,733 39
Siemens Healthineers (EUR)  2,488 97
STERIS  764 161
Stryker  170 54
1,442
Health Care Providers & Services  1.4%
Alignment Healthcare (5) 5,408 129
BrightSpring Health Services (5) 2,337 163
Cencora 1,767 500
CVS Health  2,776 287
Encompass Health  1,390 140
Guardant Health (5) 7 1
Guardian Pharmacy Services, Class A (5) 459 19
Oscar Health, Class A (5) 3,957 113
Quest Diagnostics  1,480 314
Surgery Partners (5) 2,779 47
Tenet Healthcare (5) 1,821 341
UnitedHealth Group  2,684 1,115
3,169
Health Care Technology  0.1%
Veeva Systems, Class A (5) 1,008 179
179
Life Sciences Tools & Services  0.4%
Adaptive Biotechnologies (5) 610 13
Alamar Biosciences (5) 501 13
Alamar Biosciences, Lockup Shares,
Acquisition Date: 1/8/26, Cost $11 (5)(8) 776 21
BioLife Solutions (5) 3,323 94
Danaher  681 130
Mettler-Toledo International (5) 134 171
Repligen  (5) 748 102
Revvity 1,623 181
Sotera Health (5) 4,053 72
Thermo Fisher Scientific  250 125
922
Pharmaceuticals  1.9%
AstraZeneca  3,908 741
Avalyn Pharma (5) 565 19
Bristol-Myers Squibb  3,230 186
Chugai Pharmaceutical (JPY)  4,100 189
Crinetics Pharmaceuticals (5) 1,005 38
Elanco Animal Health (5) 3,529 87
Eli Lilly  769 922
Enliven Therapeutics (5) 178 9
Johnson & Johnson  2,509 637
Kardigan  (5) 983 23

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Kardigan , Acquisition Date: 9/4/25,
Cost $10 (5)(8) 742 18
Maze Therapeutics (5)(6) 416 12
Novartis (CHF)  2,040 319
Novo Nordisk, Class B (DKK)  5,576 268
Roche Holding (CHF)  760 312
Royalty Pharma, Class A  2,704 152
Sanofi (EUR)  1,813 155
Takeda Pharmaceutical (JPY)  5,700 182
UCB (EUR)  511 153
4,422
Total Health Care 13,370
INDUSTRIALS & BUSINESS
SERVICES  6.4%
Aerospace & Defense  1.1%
Airbus (EUR)  1,633 363
Applied Aerospace & Defense (5) 1,047 24
Beta Technologies, Class A (5) 1,387 23
Ducommun (5) 54 10
General Electric  1,501 561
Hanwha Aerospace (KRW)  81 52
HEICO  220 78
Karman Holdings (5) 721 36
Kratos Defense & Security Solutions (5) 389 19
Loar Holdings (5)(6) 2,202 178
Mercury Systems (5) 586 72
Northrop Grumman  188 96
Park Aerospace  64 2
Rheinmetall (EUR)  92 105
Rolls-Royce Holdings (GBP)  16,648 319
Safran (EUR)  629 248
TAT Technologies (5)(6) 59 3
TransDigm Group  50 67
VSE  966 221
2,477
Air Freight & Logistics  0.0%
Hub Group, Class A  193 8
8
Building Products  0.1%
AZZ  535 83
CSW Industrials  126 35
Griffon  143 14
Kingspan Group (EUR)  780 71
Louisiana-Pacific  524 41
Modine Manufacturing (5) 73 20
Simpson Manufacturing  8 2
266
Commercial Services & Supplies  0.4%
Casella Waste Systems, Class A (5) 638 62
Cintas  324 55
Clean Harbors (5) 182 54
Element Fleet Management (CAD) (6) 8,052 166
Shares/Par $ Value
(Cost and value in $000s)
‡
Republic Services  2,201 469
806
Construction & Engineering  0.2%
API Group (5) 960 41
Argan  13 10
MYR Group (5) 78 39
Shimizu (JPY)  5,200 82
Vinci (EUR)  1,140 167
WillScot Holdings  1,249 36
375
Electrical Equipment  1.1%
ABB (CHF)  2,416 263
American Superconductor (5) 157 7
AMETEK  1,994 483
Atkore  108 8
Babcock & Wilcox Enterprises (5) 314 4
Eaton  448 191
Emerson Electric  2,283 327
Fluence Energy (5)(6) 282 6
FuelCell Energy (5) 255 9
Fujikura (JPY)  4,800 190
GE Vernova 267 314
Mitsubishi Electric (JPY)  5,500 202
Nextpower , Class A (5) 11 1
Prysmian (EUR)  1,784 300
Shoals Technologies Group, Class A (5) 590 6
Siemens Energy (EUR)  1,345 256
Vicor  (5) 77 29
2,596
Ground Transportation  0.4%
CSX  10,443 496
Norfolk Southern  450 142
Old Dominion Freight Line  987 214
Saia (5) 74 31
883
Industrial Conglomerates  0.4%
Hitachi (JPY)  9,800 271
Siemens (EUR)  2,049 659
930
Machinery  2.1%
Alliance Laundry Holdings (5)(6) 743 20
Atmus Filtration Technologies  933 48
Caterpillar  529 563
CECO Environmental (5) 836 76
Deere  1,666 1,057
Enpro 181 68
Esab 1,365 135
ESCO Technologies  347 121
Federal Signal  216 28
Flowserve  449 33
Graco  16 1
Graham (5) 253 31
Ingersoll Rand  5,263 431

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
JBT Marel 455 66
KION Group (EUR)  1,966 87
Komatsu (JPY)  2,600 101
Otis Worldwide  1,810 130
Parker-Hannifin  502 491
Pentair  2,016 155
RBC Bearings (5) 119 77
Sandvik (SEK)  6,379 263
Spirax Group (GBP)  427 39
SPX Technologies (5) 148 36
Standex International  41 15
Techtronic Industries (HKD)  9,500 158
Westinghouse Air Brake Technologies  2,440 658
4,888
Passenger Airlines  0.1%
Ryanair Holdings, ADR  2,971 192
192
Professional Services  0.2%
Booz Allen Hamilton Holding  548 33
Checkr , Acquisition Date: 6/29/18 - 12/2/19,
Cost $5 (5)(7)(8) 594 5
Equifax  423 67
Recruit Holdings (JPY)  4,700 327
UL Solutions, Class A  711 73
505
Trading Companies & Distributors  0.3%
AerCap Holdings  792 116
Bunzl (GBP)  3,410 119
Diploma (GBP)  303 29
Finning International (CAD)  501 35
QXO (5) 2,084 36
SiteOne Landscape Supply (5) 597 68
Sumitomo (JPY)  32,800 315
W.W. Grainger  22 30
748
Total Industrials & Business Services 14,674
INFORMATION TECHNOLOGY  14.1%
Communications Equipment  0.5%
Arista Networks (5) 772 131
Cisco Systems  6,511 765
Filtronic (GBP) (5) 5,248 19
Ondas Inc (5)(6) 1,832 15
Telefonaktiebolaget LM Ericsson, Class B
(SEK)  12,296 138
Viasat  (5) 331 30
Viavi Solutions (5) 308 15
1,113
Electronic Equipment, Instruments &
Components  0.8%
Amphenol, Class A  2,359 416
Bel Fuse, Class B  213 71
Fabrinet (5) 68 38
Itron  (5) 113 10
Shares/Par $ Value
(Cost and value in $000s)
‡
Keysight Technologies (5) 2,505 877
LightPath Technologies, Class A (5) 335 6
Mirion Technologies (5) 6,757 121
Murata Manufacturing (JPY)  2,300 165
Novanta (5) 267 43
OSI Systems (5) 60 13
TE Connectivity  565 114
Teledyne Technologies (5) 57 38
Unusual Machines (5) 182 4
Vishay Precision Group (5) 131 20
1,936
IT Services  0.2%
Indra Sistemas (EUR) (6) 2,269 124
International Business Machines  809 228
Shopify, Class A (5) 1,619 185
Whitefiber  (5)(6) 36 1
538
Semiconductors & Semiconductor
Equipment  8.5%
Advanced Micro Devices (5) 2,793 1,622
Ambarella (5) 167 14
Ambiq Micro (5) 377 33
Analog Devices  1,594 633
Applied Materials  990 716
ASML Holding (EUR)  520 1,030
ASML Holding  222 442
AXT (5) 166 12
BE Semiconductor Industries (EUR)  420 139
Broadcom  7,060 2,667
Cerebras Systems, Class A (5) 140 31
CEVA (5) 598 28
Cohu  (5) 185 14
Entegris 18 3
FormFactor  (5) 266 43
GSI Technology (5) 148 1
Impinj  (5) 106 15
Infineon Technologies (EUR)  2,812 265
Intel (5) 3,128 437
Kioxia Holdings (JPY) (5) 100 58
KLA  650 196
Kulicke & Soffa Industries  197 26
Lam Research  2,846 1,233
Lattice Semiconductor (5) 1,613 247
MACOM Technology Solutions Holdings (5) 253 96
Marvell Technology  1,018 303
MaxLinear  (5) 333 43
Micron Technology  666 769
Monolithic Power Systems  150 207
Navitas Semiconductor (5) 657 12
Nova (5) 24 13
NVIDIA  31,634 6,330
Onto Innovation (5) 119 45
PDF Solutions (5) 124 9
QUALCOMM  904 167
SiTime (5) 174 130

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Synaptics  (5)(6) 149 18
T1 Energy (5)(6) 674 6
Taiwan Semiconductor Manufacturing
(TWD)  7,219 569
Taiwan Semiconductor Manufacturing, ADR  644 308
Texas Instruments  1,178 351
Tokyo Electron (JPY)  700 339
Ultra Clean Holdings (5) 172 25
Veeco Instruments (5) 235 18
Wolfspeed  (5)(6) 112 5
19,668
Software  2.1%
Adeia 424 14
Aestas DBA OpenAI, Class A, Acquisition
Date: 10/3/25, Cost $88 (5)(7)(8) 204 140
Aurora Innovation (5)(6) 11,082 76
BlackBerry (5)(6) 4,493 57
Canva, Class B, Acquisition Date: 8/16/21 -
12/17/21, Cost $34 (5)(7)(8) 20 30
Cellebrite DI (5) 748 11
Cipher Digital (5) 1,321 32
Cleanspark  (5)(6) 935 14
Crowdstrike Holdings, Class A (5) 222 169
Datadog, Class A (5) 282 73
Gusto, Acquisition Date: 10/4/21,
Cost $10 (5)(7)(8) 364 8
Hut 8 (5) 391 45
InterDigital 667 189
Keel Infrastructure (5) 2,177 13
Microsoft  8,211 3,063
NextNav  (5)(6) 767 14
Oracle  1,509 221
Palantir Technologies, Class A (5) 471 55
Riot Platforms (5) 1,390 38
Roper Technologies  212 72
Salesforce  1,865 292
SAP (EUR)  823 127
ServiceNow (5) 1,404 139
Synopsys (5) 144 64
Xanadu Quantum Technologies, Class B (5)
(6) 161 2
4,958
Technology Hardware, Storage &
Peripherals  2.0%
Apple  15,068 4,360
Infleqtion  (5)(6) 428 6
Samsung Electronics (KRW)  1,117 248
4,614
Total Information Technology 32,827
MATERIALS  1.9%
Chemicals  0.7%
Air Liquide (EUR)  1,528 303
CF Industries Holdings  1,205 130
Corteva  500 42
Shares/Par $ Value
(Cost and value in $000s)
‡
Element Solutions  2,638 126
Linde  1,518 788
Mitsubishi Chemical Group (JPY)  15,600 110
Shin-Etsu Chemical (JPY)  3,000 131
Solstice Advanced Materials  580 51
1,681
Construction Materials  0.3%
Heidelberg Materials (EUR)  746 142
Holcim (CHF)  2,121 191
Knife River (5) 386 32
Martin Marietta Materials  445 257
622
Containers & Packaging  0.4%
Ball  3,394 212
International Paper  5,709 217
Packaging Corp. of America  1,679 400
829
Metals & Mining  0.4%
Almonty Industries (5) 2,354 39
Antofagasta (GBP)  2,689 136
BHP Group (AUD)  3,300 138
BHP Group (GBP) (6) 2,620 108
BHP Group, ADR  1,320 110
Capstone Copper (CAD) (5)(6) 3,526 32
Glencore (GBP)  24,736 169
Grupo Mexico, Series B (MXN)  8,135 92
Materion 79 23
OR Royalties  3,336 106
Royal Gold  3 1
Warrior Met Coal  384 31
985
Paper & Forest Products  0.1%
Stella-Jones (CAD)  213 12
Stora Enso, Class R (EUR)  10,036 107
119
Total Materials 4,236
REAL ESTATE  1.1%
Health Care Real Estate Investment
Trusts  0.3%
CareTrust REIT, REIT  2,438 99
Welltower, REIT  2,319 526
625
Industrial Real Estate Investment
Trusts  0.1%
EastGroup Properties, REIT  163 33
Segro (GBP)  8,183 95
Terreno Realty, REIT  528 34
162
Real Estate Management &
Development  0.1%
Landbridge, Class A (6) 724 58

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Mitsui Fudosan (JPY)  13,300 123
181
Residential Real Estate Investment
Trusts  0.2%
Equity LifeStyle Properties, REIT  4,744 306
Essex Property Trust, REIT  566 165
Flagship Communities REIT, REIT  1,894 40
511
Retail Real Estate Investment
Trusts  0.1%
Curbline Properties, REIT  3,661 111
Scentre Group (AUD)  62,222 166
277
Specialized Real Estate Investment
Trusts  0.3%
Blackstone Digital Infrastructure Trust,
REIT (5) 1,844 40
CubeSmart , REIT  32 1
Public Storage, REIT  1,377 439
VICI Properties, REIT  3,997 106
586
Total Real Estate 2,342
UTILITIES  1.0%
Electric Utilities  0.6%
Constellation Energy  1,041 258
Enel (EUR)  21,159 243
Fortum (EUR)  4,057 94
IDACORP  567 86
OGE Energy  1,162 56
Southern  6,696 641
Xcel Energy  395 32
1,410
Gas Utilities  0.0%
Atmos Energy  84 14
Chesapeake Utilities  740 91
105
Independent Power & Renewable
Electricity Producer  0.1%
Fervo Energy, Class A (5) 899 26
Orsted (DKK) (5) 3,877 87
113
Multi-Utilities  0.3%
Ameren  2,500 283
Engie (EUR)  7,665 241
National Grid (GBP)  14,169 234
758
Water Utilities  0.0%
California Water Service Group  958 46
Shares/Par $ Value
(Cost and value in $000s)
‡
Middlesex Water  497 28
74
Total Utilities 2,460
Total Miscellaneous Common
Stocks  0.1% (10) 232
Total Common Stocks (Cost $65,904) 118,446
CONVERTIBLE PREFERRED STOCKS
 0.3%
CONSUMER DISCRETIONARY  0.0%
Specialty Retail  0.0%
1661, Series F, Acquisition Date: 5/28/21,
Cost $10 (5)(7)(8) 1,674 1
Total Consumer Discretionary 1
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series D,
Acquisition Date: 11/3/17, Cost $4 (5)(7)(8) 195 —
Total Consumer Staples —
CORPORATES  0.0%
Technology  0.0%
Alphabet, Series A, 6.25%, 5/15/29  419 21
Alphabet, Series B, 6.25%, 5/15/29  419 21
Total Corporates 42
HEALTH CARE  0.0%
Biotechnology  0.0%
Mirador Therapeutics, Series B, Acquisition
Date: 7/31/25, Cost $10 (5)(7)(8) 2,963 10
Ollin Biosciences, Acquisition Date: 6/2/26,
Cost $3 (5)(7)(8) 1,089 3
Treeline Biosciences, Series A-2, Acquisition
Date: 11/7/25, Cost $10 (5)(7)(8) 1,153 11
24
Health Care Equipment & Supplies  0.0%
Kardium , Series D-6, Acquisition Date:
1/8/21, Cost $6 (5)(7)(8) 5,305 5
Kardium , Series D-7, Acquisition Date:
6/9/25, Cost $5 (5)(7)(8) 10,930 7
Kardium , Series D-8, Acquisition Date:
6/6/25, Cost $5 (5)(7)(8) 8,122 5
17
Health Care Providers & Services  0.0%
Honor Technology, Series D, Acquisition
Date: 10/16/20, Cost $10 (5)(7)(8) 4,107 1
1
Life Sciences Tools & Services  0.0%
Cellares , Series D, Acquisition Date:
12/12/25, Cost $11 (5)(7)(8) 925 11
Cleerly , Series C, Acquisition Date: 7/8/22,
Cost $5 (5)(7)(8) 413 7
Manus Bio, Series One-6, Acquisition Date:
3/30/21, Cost $6 (5)(7)(8) 535 2

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
National Resilience, Series B, Acquisition
Date: 10/23/20, Cost $7 (5)(7)(8) 524 5
National Resilience, Series C, Acquisition
Date: 6/9/21, Cost $10 (5)(7)(8) 237 3
28
Total Health Care 70
INDUSTRIALS & BUSINESS
SERVICES  0.1%
Aerospace & Defense  0.1%
ABL Space Systems, Series A-8, Acquisition
Date: 3/24/21, Cost $6 (5)(7)(8) 142 —
Anduril Industries, Series H, Acquisition
Date: 4/28/26 - 5/12/26, Cost $24 (5)(7)(8) 350 24
Epirus, Series C-2, Acquisition Date:
1/28/22, Cost $11 (5)(7)(8) 1,914 7
Epirus, Series D, Acquisition Date: 1/21/25,
Cost $1 (5)(7)(8) 467 2
VSE, 5.75%, 2/1/29  661 38
71
Air Freight & Logistics  0.0%
Flexe , Series C, Acquisition Date: 11/18/20,
Cost $5 (5)(7)(8) 445 1
Flexe , Series D, Acquisition Date: 4/7/22,
Cost $3 (5)(7)(8) 138 1
2
Electrical Equipment  0.0%
CelLink , Series D, Acquisition Date: 1/20/22,
Cost $5 (5)(7)(8) 252 5
5
Machinery  0.0%
Esab PIPE, Series A, Acquisition Date:
2/2/26, Cost $32 (5)(8) 32 23
23
Professional Services  0.0%
Checkr , Series C, Acquisition Date: 4/10/18,
Cost $4 (5)(7)(8) 900 7
Checkr , Series D, Acquisition Date: 9/6/19,
Cost $12 (5)(7)(8) 1,200 10
17
Total Industrials & Business Services 118
INFORMATION TECHNOLOGY  0.2%
Electronic Equipment, Instruments &
Components  0.0%
Novanta, 6.50%, 11/1/28  770 52
52
IT Services  0.0%
Haul Hub, Series B, Acquisition Date:
2/14/20 - 3/3/21, Cost $4 (5)(7)(8) 303 —
Haul Hub, Series C, Acquisition Date:
4/14/22, Cost $2 (5)(7)(8) 90 —
—
Shares/Par $ Value
(Cost and value in $000s)
‡
Semiconductors & Semiconductor
Equipment  0.0%
Lightmatter , Series D, Acquisition Date:
10/11/24, Cost $10 (5)(7)(8) 120 10
Sifive , Series G, Acquisition Date: 3/2/26,
Cost $32 (5)(7)(8) 3,690 41
51
Software  0.2%
Anthropic, Series H-1, Acquisition Date:
5/28/26, Cost $105 (5)(7)(8) 178 105
Databricks, Series G, Acquisition Date:
2/1/21, Cost $11 (5)(7)(8) 192 43
Databricks, Series H, Acquisition Date:
8/31/21, Cost $30 (5)(7)(8) 411 91
Databricks, Series I, Acquisition Date:
9/14/23, Cost $4 (5)(7)(8) 51 11
Gusto, Series E, Acquisition Date: 7/13/21,
Cost $15 (5)(7)(8) 504 11
Nuro, Series C, Acquisition Date: 10/30/20 -
3/2/21, Cost $12 (5)(7)(8) 921 14
Nuro, Series D, Acquisition Date: 10/29/21,
Cost $5 (5)(7)(8) 242 4
OpenAI, Series C, Acquisition Date: 3/12/26,
Cost $25 (5)(7)(8) 36 25
SecurityScorecard , Series E, Acquisition
Date: 3/5/21, Cost $5 (5)(7)(8) 1,032 2
306
Total Information Technology 409
MATERIALS  0.0%
Chemicals  0.0%
Redwood Materials, Series C, Acquisition
Date: 5/28/21, Cost $6 (5)(7)(8) 135 6
Sila Nano, Series F, Acquisition Date:
1/7/21, Cost $10 (5)(7)(8) 228 4
10
Metals & Mining  0.0%
Kobold Metals, Series B-1, Acquisition Date:
1/10/22, Cost $6 (5)(7)(8) 201 23
Kobold Metals, Series C-1, Acquisition Date:
9/20/24, Cost $9 (5)(7)(8) 111 12
35
Total Materials 45
Total Convertible Preferred Stocks (Cost
$611) 685
CORPORATE BONDS
 6.0%
3M, 5.15%, 3/15/35  50,000 51
Abbott Laboratories, 4.65%, 3/15/36  40,000 39
Abbott Laboratories, 5.50%, 3/15/56  45,000 44
AbbVie, 4.80%, 3/15/29  50,000 50
AEP Transmission, 5.25%, 6/1/36  10,000 10
AES, 5.20%, 7/15/29  5,000 5
AES, 5.75%, 7/15/33  10,000 10
AES, 5.80%, 3/15/32  75,000 76

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Airbnb, 4.65%, 3/16/31  60,000 60
Amazon.com, 5.45%, 11/20/55  70,000 66
Ameren, 5.00%, 5/15/36  35,000 34
American Homes 4 Rent, 5.25%, 3/15/35  10,000 10
American Tower, 4.70%, 12/15/32  15,000 15
American Tower, 4.90%, 3/15/30  5,000 5
APA Infrastructure, 5.125%, 9/16/34 (1) 14,000 14
APA Infrastructure, 5.75%, 9/16/44 (1) 10,000 10
Appalachian Power, 5.65%, 4/1/34  10,000 10
Aptiv Swiss Holdings, 3.10%, 12/1/51  70,000 43
Ares Capital, 5.10%, 1/15/31  5,000 5
Ares Capital, 5.55%, 1/15/30  10,000 10
Ares Capital, 5.80%, 3/8/32  6,000 6
Ares Capital, 5.95%, 7/15/29  7,000 7
Ares Strategic Income Fund, 5.45%, 9/9/28  15,000 15
Aspen Insurance Holdings, 5.75%, 7/1/30  20,000 21
AT&T, 3.50%, 9/15/53  55,000 36
AT&T, 4.55%, 11/1/32  25,000 24
AT&T, 5.25%, 10/30/36  75,000 74
AT&T, 6.20%, 10/30/56  50,000 49
Athene Global Funding, 5.526%, 7/11/31 (1) 50,000 50
Augusta SpinCo, 4.945%, 3/23/33  15,000 15
Augusta SpinCo, 5.245%, 3/23/36  25,000 25
Automatic Data Processing, 5.00%, 5/7/36  50,000 50
Banco Santander Chile, 4.55%, 11/20/30 (1) 150,000 148
Bank of America, VR, 1.898%, 7/23/31 (11) 140,000 125
Bank of America, VR, 5.464%, 5/9/36 (11) 45,000 46
Bank of America, VR, 5.511%, 1/24/36 (11) 70,000 71
Bank of Montreal, Series J, VR, 5.298%,
6/2/37 (11) 40,000 40
Bank of New York Mellon, VR, 5.085%,
4/23/37 (11) 50,000 50
Barclays, VR, 5.102%, 6/26/32 (11) 200,000 200
BAT Capital, 5.35%, 8/15/32  50,000 51
Beacon Point DC, 6.129%, 11/30/42 (1) 30,000 30
Beignet Investor, 6.581%, 5/30/49 (1) 53,000 54
Beth Israel Lahey Health, Series O, 4.717%,
7/1/30  25,000 25
Blackstone Private Credit Fund, 5.25%,
4/1/30  20,000 19
Blackstone Private Credit Fund, 5.60%,
11/22/29  7,000 7
Blackstone Secured Lending Fund, 5.25%,
9/4/29  10,000 10
Boeing, 3.75%, 2/1/50  70,000 51
Boeing, 5.04%, 5/1/27  75,000 75
Boeing, 5.705%, 5/1/40  25,000 25
Boeing, 6.298%, 5/1/29  25,000 26
Boeing, 6.388%, 5/1/31  25,000 27
Boeing, 6.528%, 5/1/34  19,000 21
Boeing, 6.858%, 5/1/54  74,000 83
Bon Secours Mercy Health, 3.464%, 6/1/30  15,000 14
Boston Gas, 6.119%, 7/20/53 (1) 15,000 15
Brixmor Operating Partnership, 3.90%,
3/15/27  35,000 35
Shares/Par $ Value
(Cost and value in $000s)
‡
Brixmor Operating Partnership, 4.85%,
2/15/33  5,000 5
Brixmor Operating Partnership, 5.20%,
4/1/32  10,000 10
Brixmor Operating Partnership, 5.375%,
6/15/36  30,000 30
Brooklyn Union Gas, 5.456%, 3/16/36 (1) 45,000 45
Burlington Northern Santa Fe, 5.50%,
3/15/55  40,000 39
Cadence Design Systems, 4.70%, 9/10/34  42,000 41
CaixaBank , VR, 6.84%, 9/13/34 (1)(11) 200,000 218
Canadian Imperial Bank of Commerce, VR,
5.051%, 6/16/32 (11) 35,000 35
Capital One Financial, VR, 7.624%,
10/30/31 (11) 5,000 5
Carvana, 9.00%, 6/1/30, (9.00% Cash) (1)
(12) 19,176 20
Carvana, 9.00%, 6/1/31, (9.00% Cash) (1)
(12) 26,062 29
Caterpillar Financial Services, Series L,
4.30%, 5/15/29  65,000 65
CBRE Services, 4.80%, 6/15/30  15,000 15
CBRE Services, 4.90%, 1/15/33  10,000 10
Centene, 4.625%, 12/15/29  53,000 52
Charles Schwab, VR, 4.603%, 7/27/29 (11) 105,000 105
Charles Schwab, VR, 5.493%, 5/21/37 (11) 25,000 25
Charter Communications Operating,
6.384%, 10/23/35  56,000 56
Charter Communications Operating, 6.55%,
6/1/34  19,000 19
Cheniere Energy, 5.20%, 7/30/36 (1) 45,000 44
Cheniere Energy Partners, 3.25%, 1/31/32  10,000 9
Cheniere Energy Partners, 5.35%,
11/30/36 (1) 20,000 20
Cheniere Energy Partners, 5.55%, 10/30/35  26,000 26
Cheniere Energy Partners, 5.75%, 8/15/34  3,000 3
Cheniere Energy Partners, 5.95%, 6/30/33  2,000 2
Cheniere Energy Partners, 6.05%,
11/30/56 (1) 15,000 15
Chile Electricity Mpc II, 5.58%, 10/20/35 (1) 195,501 198
Chpe , 4.875%, 6/30/31 (1) 30,000 30
Chpe , 5.10%, 6/30/33 (1) 15,000 15
Cigna Group, 4.50%, 9/15/30  15,000 15
Citigroup, VR, 5.174%, 9/11/36 (11) 15,000 15
Citigroup, VR, 6.02%, 1/24/36 (11) 75,000 77
Citigroup, VR, 6.27%, 11/17/33 (11) 65,000 69
Cofinimmo , 0.875%, 12/2/30 (EUR)  100,000 102
Columbia Pipelines Holding, 5.681%,
1/15/34 (1) 23,000 24
Columbia Pipelines Operating, 5.507%,
5/15/36 (1) 15,000 15
CommonSpirit Health, 2.782%, 10/1/30  5,000 5
Commonwealth Edison, 5.85%, 6/1/56  20,000 20
Consolidated Edison of New York, 5.875%,
6/15/56  35,000 35
Constellation Brands, 4.85%, 5/6/31  20,000 20

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Constellation Energy Generation, 3.75%,
3/1/31 (1) 18,000 17
Constellation Energy Generation, 4.625%,
2/1/29 (1) 15,000 15
Constellation Energy Generation, 5.00%,
2/1/31 (1) 16,000 16
Constellation Energy Generation, 5.75%,
3/15/54  15,000 15
CVS Health, 5.00%, 9/15/32  15,000 15
CVS Health, 5.05%, 3/25/48  84,000 74
CVS Health, 5.625%, 2/21/53  45,000 43
Deere, 5.45%, 1/16/35  50,000 52
Dell International, 5.00%, 2/15/34  30,000 30
Diamondback Energy, 5.40%, 4/18/34  30,000 31
Diamondback Energy, 5.75%, 4/18/54  94,000 91
Dominion Energy, VR, 6.15%, 12/15/56 (11) 15,000 15
Eaton, 4.80%, 3/6/36  200,000 196
Ecolab, 4.60%, 6/15/29  95,000 95
Ecolab, 5.15%, 6/15/33  30,000 30
Edison International, 5.00%, 5/5/28  10,000 10
Eli Lilly, 4.85%, 5/20/36  50,000 50
Eli Lilly, 5.55%, 10/15/55  30,000 30
EMD Finance, 4.125%, 8/15/28 (1) 150,000 148
Enterprise Products Operating, 4.30%,
6/20/28  16,000 16
ERAC USA Finance, 4.50%, 10/30/29 (1) 45,000 44
ERAC USA Finance, 4.70%, 4/30/31 (1) 60,000 60
Eversource Energy, 5.95%, 7/15/34  31,000 32
Fidelity National Information Services,
4.80%, 3/10/31  35,000 35
Fifth Third Bancorp, VR, 5.141%,
1/29/37 (11) 75,000 74
FirstEnergy, 2.65%, 3/1/30  37,000 34
FirstEnergy, Series B, 2.25%, 9/1/30  7,000 6
FirstEnergy Pennsylvania Electric, 4.55%,
3/15/31 (1) 20,000 20
FirstEnergy Transmission, 5.00%, 1/15/35  15,000 15
Fiserv, 4.20%, 10/1/28  20,000 20
Fiserv, 4.55%, 2/15/31  75,000 73
Fiserv, 5.375%, 8/21/28  20,000 20
Flowserve, 5.70%, 5/15/36  16,000 16
Ford Motor Credit, 7.35%, 3/6/30  200,000 211
Foundry JV Holdco, 6.25%, 1/25/35 (1) 200,000 212
Freeport-McMoRan, 4.25%, 3/1/30  21,000 21
Freeport-McMoRan, 4.375%, 8/1/28  24,000 24
Freeport-McMoRan, 4.625%, 8/1/30  9,000 9
Freeport-McMoRan, 5.00%, 9/1/27  5,000 5
GA Global Funding Trust, 5.40%, 1/13/30 (1) 150,000 150
General Electric, 4.30%, 7/29/30  25,000 25
General Electric, 4.90%, 1/29/36  25,000 25
General Motors Financial, 5.10%, 9/15/31  50,000 50
General Motors Financial, 5.45%, 1/8/36  10,000 10
General Motors Financial, 5.55%, 7/15/29  35,000 36
General Motors Financial, 6.10%, 1/7/34  42,000 44
General Motors Financial, 6.40%, 1/9/33  13,000 14
Georgia Power, 4.00%, 10/1/28  35,000 35
Shares/Par $ Value
(Cost and value in $000s)
‡
Georgia Power, 4.60%, 6/15/29  35,000 35
Gilead Sciences, 4.40%, 5/20/29  75,000 75
GLP Capital, 5.25%, 2/15/33  30,000 29
GLP Capital, 5.625%, 3/1/36  20,000 19
Goldman Sachs Group, VR, 3.102%,
2/24/33 (11) 20,000 18
Goldman Sachs Group, VR, 4.692%,
10/23/30 (11) 45,000 45
Goldman Sachs Group, VR, 5.016%,
10/23/35 (11) 45,000 44
Goldman Sachs Group, VR, 6.561%,
10/24/34 (11) 55,000 59
Golub Capital Private Credit Fund, 5.875%,
5/1/30  40,000 39
HA Sustainable Infrastructure Capital,
5.95%, 7/15/33 (1) 10,000 10
HA Sustainable Infrastructure Capital,
6.375%, 7/1/34  80,000 82
HCA, 4.60%, 11/15/32  55,000 54
Health Care Service Corp. A Mutual Legal
Reserve, 5.45%, 6/15/34 (1) 25,000 25
Health Care Service Corp. A Mutual Legal
Reserve, 5.875%, 6/15/54 (1) 45,000 43
Healthcare Realty Holdings, 2.05%, 3/15/31  15,000 13
Healthcare Realty Holdings, 3.625%,
1/15/28  60,000 59
Heathrow Funding, 3.875%, 1/16/36 (EUR)  100,000 113
Honeywell Aerospace, 5.732%, 3/16/56 (1) 35,000 35
Horseshoe Funding Trust I, 6.062%,
2/15/36 (1) 100,000 102
HUT 8 DC, 6.192%, 11/15/42 (1) 75,000 76
Hyundai Capital America, 4.25%, 9/18/28 (1) 7,000 7
Hyundai Capital America, 4.55%, 9/26/29 (1) 30,000 30
Hyundai Capital America, 4.55%, 1/8/31 (1) 40,000 39
Hyundai Capital America, 4.75%, 9/26/31 (1) 20,000 20
Hyundai Capital America, 4.90%, 6/23/28 (1) 50,000 50
Hyundai Capital America, 5.25%, 6/21/33 (1) 15,000 15
Hyundai Capital America, 5.40%, 1/8/31 (1) 10,000 10
Hyundai Capital America, 6.10%, 9/21/28 (1) 7,000 7
Hyundai Capital America, 6.50%, 1/16/29 (1) 20,000 21
Imperial Brands Finance, 5.625%, 7/1/35 (1) 200,000 202
Intel, 5.30%, 5/15/36  15,000 15
Intercontinental Exchange, 4.35%, 6/15/29  20,000 20
IPALCO Enterprises, 5.75%, 4/1/34  25,000 25
Japan Tobacco, 4.85%, 5/15/28 (1) 150,000 151
JPMorgan Chase, VR, 2.522%, 4/22/31 (11) 10,000 9
JPMorgan Chase, VR, 2.956%, 5/13/31 (11) 79,000 74
JPMorgan Chase, VR, 4.81%, 10/22/36 (11) 30,000 29
JPMorgan Chase, VR, 4.898%, 1/22/37 (11) 75,000 73
JPMorgan Chase, VR, 4.946%,
10/22/35 (11) 30,000 30
JPMorgan Chase, VR, 5.336%, 1/23/35 (11) 25,000 25
JPMorgan Chase, VR, 5.717%, 9/14/33 (11) 45,000 47
Kentucky Utilities, 5.85%, 8/15/55  5,000 5
Kenvue , 5.05%, 3/22/28  18,000 18
Kilroy Realty, 5.875%, 10/15/35  20,000 20
Kilroy Realty, 6.25%, 1/15/36  42,000 43

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
L3Harris Technologies, 4.40%, 6/15/28  50,000 50
Lakeview, 5.73%, 7/9/29, Acquisition Date:
6/30/26, Cost $100 (7)(8) 100,000 100
Leidos, 4.10%, 3/15/29  10,000 10
Louisville Gas & Electric, 5.85%, 8/15/55  5,000 5
Maple Parent Holdings, 4.728%, 3/26/35
(EUR)  100,000 117
Mars, 5.65%, 5/1/45 (1) 30,000 30
Marvell Technology, 2.95%, 4/15/31  38,000 35
Marvell Technology, 4.75%, 7/15/30  5,000 5
Medline Borrower, 3.875%, 4/1/29 (1) 49,000 48
Medline Borrower, 5.00%, 6/15/31 (1) 75,000 75
Medline Borrower, 5.25%, 6/15/33 (1) 35,000 35
Medline Borrower, 6.25%, 4/1/29 (1) 13,000 13
Meta Platforms, 4.875%, 11/15/35  35,000 34
Meta Platforms, 5.50%, 11/15/45  40,000 37
Meta Platforms, 5.625%, 11/15/55  75,000 68
Minera Mexico, 5.625%, 2/12/32 (1) 200,000 203
Morgan Stanley, VR, 5.173%, 1/16/30 (11) 40,000 40
Morgan Stanley, VR, 5.296%, 4/10/37 (11) 45,000 45
Morgan Stanley, VR, 5.32%, 7/19/35 (11) 15,000 15
Morgan Stanley, VR, 5.664%, 4/17/36 (11) 20,000 21
Morgan Stanley, Series I, VR, 4.892%,
10/22/36 (11) 70,000 68
Motorola Solutions, 5.40%, 4/15/34  20,000 20
Motorola Solutions, 5.55%, 8/15/35  45,000 46
National Fuel Gas, 4.75%, 5/15/29  10,000 10
National Fuel Gas, 5.05%, 10/15/31  25,000 25
Nevada Power, Series CC, 3.70%, 5/1/29  9,000 9
NextEra Energy Capital Holdings, 5.85%,
3/1/56  70,000 69
NextEra Energy Capital Holdings,
Series BB, VR, 6.20%, 10/1/56 (11) 35,000 35
Niagara Mohawk Power, 4.647%,
10/3/30 (1) 25,000 25
Niagara Mohawk Power, 5.664%,
1/17/54 (1) 25,000 24
Niagara Mohawk Power, 5.996%, 7/3/55 (1) 20,000 20
NSTAR Electric, 3.20%, 5/15/27  30,000 30
NTT Finance, 4.876%, 7/16/30 (1) 200,000 200
Nutrien , 4.85%, 5/29/31  25,000 25
Nutrien , 5.25%, 3/12/32  6,000 6
Nutrien , 5.35%, 5/29/36  15,000 15
Nutrien , 5.40%, 6/21/34  6,000 6
Occidental Petroleum, 8.875%, 7/15/30  90,000 101
ONEOK, 5.05%, 11/1/34  34,000 33
ONEOK, 6.05%, 9/1/33  83,000 87
Oracle, 3.60%, 4/1/50  36,000 22
Oracle, 3.95%, 3/25/51  38,000 24
Oracle, 4.70%, 9/27/34  6,000 5
Oracle, 4.80%, 9/26/32  20,000 19
Oracle, 5.20%, 9/26/35  36,000 34
Oracle, 5.70%, 2/4/36  63,000 61
Oracle, 5.95%, 9/26/55  40,000 34
Pacific Gas & Electric, 3.50%, 8/1/50  13,000 9
Pacific Gas & Electric, 4.95%, 7/1/50  15,000 12
Shares/Par $ Value
(Cost and value in $000s)
‡
Pacific Gas & Electric, 5.00%, 6/4/28  20,000 20
Pacific Gas & Electric, 5.05%, 10/15/32  35,000 35
Pacific Gas & Electric, 5.20%, 5/1/36  25,000 24
Pacific Gas & Electric, 5.90%, 10/1/54  8,000 7
Pacific Gas & Electric, 6.00%, 5/1/56  20,000 19
Pfizer Investment Enterprises, 4.45%,
5/19/28  25,000 25
Philip Morris International, 4.625%, 10/29/35  45,000 43
Philip Morris International, 4.875%, 4/29/36  30,000 29
PNC Financial Services Group, VR, 5.373%,
7/21/36 (11) 15,000 15
PNC Financial Services Group, VR, 5.575%,
1/29/36 (11) 20,000 20
Prologis Targeted U.S. Logistics Fund,
4.25%, 1/15/31 (1) 20,000 19
Prologis Targeted U.S. Logistics Fund,
4.75%, 1/15/36 (1) 25,000 24
Public Service of New Hampshire, 4.40%,
7/1/28  30,000 30
Public Service of Oklahoma, 5.45%, 1/15/36  55,000 56
QTS Fayetteville I DC1-2, 5.70%,
4/15/36 (1) 50,000 47
RD Michigan Property Owner I, 7.50%,
3/30/45 (1) 50,000 50
Regal Rexnord, 6.05%, 4/15/28  40,000 41
Reinsurance Group of America, 6.00%,
9/15/33  35,000 37
Revvity , 1.90%, 9/15/28  12,000 11
Revvity , 2.25%, 9/15/31  15,000 13
RGA Global Funding, 5.00%, 8/25/32 (1) 30,000 30
Rio Grande LNG, 6.15%, 6/30/41 (1) 30,000 30
Rogers Communications, 3.80%, 3/15/32  55,000 51
Rogers Communications, 5.00%, 2/15/29  44,000 44
Rogers Communications, 5.30%, 2/15/34  55,000 55
RTX, 2.82%, 9/1/51  52,000 32
RTX, 3.03%, 3/15/52  30,000 19
RTX, 4.125%, 11/16/28  75,000 74
RTX, 5.15%, 2/27/33  18,000 18
Salesforce, 2.90%, 7/15/51  20,000 12
Salesforce, 4.50%, 3/15/28  80,000 80
Salesforce, 6.55%, 3/15/56  40,000 40
Sammons Financial Group Global Funding,
5.05%, 1/10/28 (1) 15,000 15
Sammons Financial Group Global Funding,
5.10%, 12/10/29 (1) 20,000 20
Santander Holdings USA, VR, 5.04%,
6/5/30 (11) 40,000 40
Santander Holdings USA, VR, 5.473%,
3/20/29 (11) 30,000 30
Santander Holdings USA, VR, 5.701%,
6/5/37 (11) 30,000 30
Sartorius Finance, 4.875%, 9/14/35 (EUR)  100,000 121
SBA Tower Trust, 1.84%, 4/15/27 (1) 50,000 49
SBA Tower Trust, 2.593%, 10/15/31 (1) 40,000 36
SBA Tower Trust, 4.831%, 10/15/29 (1) 55,000 55
Schlumberger Investment, 5.15%, 5/7/36  60,000 60
Segro Capital, 1.875%, 3/23/30 (EUR)  100,000 109

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Sempra, 5.25%, 3/15/36  15,000 15
Solventum , 5.90%, 4/30/54  88,000 87
Southern California Edison, 4.80%, 3/15/33  20,000 20
Southern California Edison, 4.95%, 9/15/31  25,000 25
Southern California Gas, 5.45%, 6/15/35  25,000 25
Southern California Gas, 5.90%, 6/1/56  25,000 25
Southern Gas Capital, Series B, 5.10%,
9/15/35  15,000 15
Southern Power, Series B, 4.90%, 10/1/35  15,000 15
Southwestern Public Service, 5.30%,
8/15/36  55,000 55
Space Exploration Technologies, 5.35%,
7/15/31 (1) 35,000 35
Space Exploration Technologies, 5.65%,
7/15/33 (1) 81,000 81
Sprint Capital, 6.875%, 11/15/28  45,000 47
Sprint Capital, 8.75%, 3/15/32  35,000 41
Standard Chartered, VR, 4.529%, 6/5/32 (1)
(11) 200,000 196
Sutter Health, 5.164%, 8/15/33  15,000 15
Sutter Health, Series 2025, 5.213%, 8/15/32  25,000 26
Sutter Health, Series 2025, 5.537%, 8/15/35  30,000 31
Synopsys, 4.85%, 4/1/30  35,000 35
Synopsys, 5.70%, 4/1/55  30,000 29
T-Mobile USA, 3.50%, 4/15/31  35,000 33
T-Mobile USA, 4.625%, 1/15/33  70,000 68
T-Mobile USA, 5.00%, 2/15/36  55,000 54
T-Mobile USA, 5.05%, 7/15/33  65,000 65
T-Mobile USA, 5.70%, 1/15/56  45,000 43
T-Mobile USA, 5.875%, 11/15/55  25,000 24
Targa Resources, 5.65%, 2/15/36  15,000 15
Targa Resources, 6.15%, 3/1/29  16,000 17
Thermo Fisher Scientific, 4.55%, 6/15/33  10,000 10
Thermo Fisher Scientific, 4.894%, 10/7/37  45,000 44
Time Warner Cable, 6.75%, 6/15/39  22,000 21
Time Warner Cable, 7.30%, 7/1/38  4,000 4
Toronto-Dominion Bank, 4.866%, 4/22/33  50,000 50
Toronto-Dominion Bank, 4.928%, 10/15/35  25,000 25
TotalEnergies Capital International, 3.127%,
5/29/50  26,000 17
TotalEnergies Capital International, 3.461%,
7/12/49  19,000 14
Trans-Allegheny Interstate Line, 5.00%,
1/15/31 (1) 5,000 5
Uber Technologies, 4.50%, 8/15/29 (1) 51,000 51
Uber Technologies, 4.80%, 9/15/34  14,000 14
Uber Technologies, 4.80%, 9/15/35  40,000 39
UnitedHealth Group, 4.50%, 4/15/33  40,000 39
UnitedHealth Group, 5.30%, 6/15/35  20,000 20
UnitedHealth Group, 5.875%, 2/15/53  32,000 32
UnitedHealth Group, 5.95%, 6/15/55  10,000 10
Ventas Realty, 5.00%, 2/15/36  75,000 73
Verizon Communications, 5.875%, 11/30/55  35,000 34
Vertiv Holdings, 5.80%, 3/15/56  5,000 5
Vistra Operations, 5.55%, 4/30/36 (1) 50,000 50
Vistra Operations, 5.70%, 12/30/34 (1) 72,000 73
Shares/Par $ Value
(Cost and value in $000s)
‡
Vistra Operations, 6.00%, 4/15/34 (1) 15,000 15
Vistra Operations, 6.95%, 10/15/33 (1) 60,000 65
Vodafone Group, 6.10%, 6/18/56  50,000 49
Wells Fargo, VR, 5.15%, 4/23/31 (11) 119,000 120
Wintershall Dea Finance, 1.332%, 9/25/28
(EUR)  100,000 109
Xylem, 5.20%, 6/1/33  10,000 10
Total Corporate Bonds (Cost $13,920) 13,849
EQUITY FUNDS
 9.2%
T. Rowe Price Institutional Emerging
Markets Equity Fund (3) 245,101 12,892
T. Rowe Price Real Assets Fund - I Class (3) 445,868 8,418
Total Equity Funds (Cost $11,728) 21,310
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES
 0.6%
Comision Federal de Electricidad , 6.045%,
1/28/34 (1) 200,000 196
Eagle Funding Luxco , 5.50%, 8/17/30 (1) 250,000 251
Petroleos Mexicanos , 5.95%, 1/28/31  45,000 44
Petroleos Mexicanos , 6.75%, 9/21/47  15,000 13
Petroleos Mexicanos , 7.69%, 1/23/50  12,000 11
Petroleos Mexicanos , 8.75%, 6/2/29  45,000 48
Petroleos Mexicanos , 10.00%, 2/7/33  60,000 71
Republic of Chile, 3.10%, 5/7/41  200,000 153
Republic of Romania, 5.375%, 6/7/33
(EUR) (1) 20,000 23
Republic of Romania, 5.75%, 7/4/36 (1) 30,000 29
Republic of Romania, 6.625%, 5/16/36 (1) 66,000 67
STC Sukuk, 3.89%, 5/13/29 (1) 205,000 200
STC Sukuk II, 4.489%, 1/15/31 (1) 200,000 197
Total Foreign Government Obligations &
Municipalities (Cost $1,308) 1,303
MUNICIPAL SECURITIES
 0.0%
California  0.0%
Los Angeles Dept. of Airports, Build
America, 6.582%, 5/15/39  10,000 10
10
Illinois  0.0%
Illinois, Build America, GO, 7.35%, 7/1/35  7,143 8
8
Total Municipal Securities (Cost $18) 18
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES
 1.7%
BANK5, Series 2024-5YR12, Class A3,
ARM, 5.902%, 12/15/57  20,000 21
BBCMS Mortgage Trust, Series 2019-
BWAY, Class D, ARM, 1M TSFR + 2.274%,
5.899%, 11/15/34 (1) 25,000 —

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
BFLD Commercial Mortgage Trust,
Series 2025-5MW, Class A, ARM, 4.83%,
10/10/42 (1) 100,000 99
BX Commercial Mortgage Trust,
Series 2024-GPA3, Class A, ARM, 1M TSFR
+ 1.293%, 4.918%, 12/15/39 (1) 37,938 38
BX Commercial Mortgage Trust,
Series 2024-MDHS, Class A, ARM, 1M
TSFR + 1.641%, 5.267%, 5/15/41 (1) 58,499 58
BX Trust, Series 2025-TAIL, Class A, ARM,
1M TSFR + 1.40%, 5.025%, 6/15/35 (1) 100,000 100
COLT Mortgage Loan Trust, Series 2026-3,
Class A1, CMO, ARM, 5.119%, 5/25/71 (1) 99,191 98
CONE Trust, Series 2024-DFW1, Class
A, ARM, 1M TSFR + 1.642%, 5.267%,
8/15/41 (1) 45,000 45
Connecticut Avenue Securities, Series 2025-
R01, Class 1A1, CMO, ARM, SOFR30A +
0.95%, 4.578%, 1/25/45 (1) 7,674 8
Connecticut Avenue Securities Trust,
Series 2024-R04, Class 1A1, CMO, ARM,
SOFR30A + 1.00%, 4.628%, 5/25/44 (1) 11,493 12
Connecticut Avenue Securities Trust,
Series 2024-R05, Class 2A1, CMO, ARM,
SOFR30A + 1.00%, 4.628%, 7/25/44 (1) 17,856 18
Connecticut Avenue Securities Trust,
Series 2025-R02, Class 1A1, CMO, ARM,
SOFR30A + 1.00%, 4.628%, 2/25/45 (1) 7,680 8
Connecticut Avenue Securities Trust,
Series 2025-R04, Class 1A1, CMO, ARM,
SOFR30A + 1.00%, 4.628%, 5/25/45 (1) 7,376 7
Connecticut Avenue Securities Trust,
Series 2025-R05, Class 2A1, CMO, ARM,
SOFR30A + 1.00%, 4.628%, 7/25/45 (1) 115,696 116
Connecticut Avenue Securities Trust,
Series 2025-R05, Class 2M1, CMO, ARM,
SOFR30A + 1.20%, 4.828%, 7/25/45 (1) 21,649 22
Connecticut Avenue Securities Trust,
Series 2025-R06, Class 1A1, CMO, ARM,
SOFR30A + 0.90%, 4.528%, 9/25/45 (1) 12,737 13
Connecticut Avenue Securities Trust,
Series 2025-R06, Class 1M1, CMO, ARM,
SOFR30A + 0.95%, 4.578%, 9/25/45 (1) 27,137 27
Connecticut Avenue Securities Trust,
Series 2026-R02, Class 1M1, CMO, ARM,
SOFR30A + 1.05%, 4.678%, 2/25/46 (1) 173,446 173
Connecticut Avenue Securities Trust,
Series 2026-R03, Class 2A1, CMO, ARM,
SOFR30A + 1.10%, 4.728%, 4/25/46 (1) 14,006 14
Connecticut Avenue Securities Trust,
Series 2026-R03, Class 2M1, CMO, ARM,
SOFR30A + 1.25%, 4.878%, 4/25/46 (1) 39,322 39
Cross Mortgage Trust, Series 2026-NQM3,
Class A1, CMO, ARM, 5.125%, 3/25/71 (1) 95,490 95
Deephaven Residential Mortgage Trust,
Series 2026-INV2, Class A1, CMO, ARM,
5.483%, 2/25/71 (1) 98,853 99
EFMT, Series 2026-NQM4, Class A1, CMO,
ARM, 5.466%, 4/25/71 (1) 96,442 96
Shares/Par $ Value
(Cost and value in $000s)
‡
EFMT, Series 2026-NQM6, Class A2, CMO,
STEP, 5.669%, 6/25/71 (1) 100,000 100
FIGRE Trust, Series 2026-HE6, Class A,
CMO, ARM, 5.56%, 6/25/56 (1) 150,000 150
Galton Funding Mortgage Trust,
Series 2018-1, Class A23, CMO, ARM,
3.50%, 11/25/57 (1) 3,818 3
Galton Funding Mortgage Trust,
Series 2018-2, Class A22, CMO, ARM,
4.00%, 10/25/58 (1) 1,947 2
GCAT Trust, Series 2025-NQM1, Class A1,
CMO, STEP, 5.373%, 11/25/69 (1) 66,621 66
GCAT Trust, Series 2026-NQM2, Class A1,
CMO, ARM, 5.449%, 2/25/71 (1) 97,320 97
HOMES Trust, Series 2025-NQM2, Class
A1, CMO, STEP, 5.425%, 2/25/70 (1) 76,399 76
HOMES Trust, Series 2026-AFC1, Class A1,
CMO, ARM, 4.846%, 2/25/61 (1) 97,765 97
HOMES Trust, Series 2026-NQM2, Class
A1, CMO, ARM, 5.488%, 1/25/71 (1) 96,050 96
Imperial Fund Mortgage Trust, Series 2021-
NQM1, Class A1, CMO, ARM, 1.071%,
6/25/56 (1) 59,398 52
JPMorgan Mortgage Trust, Series 2020-5,
Class B2, CMO, ARM, 3.57%, 12/25/50 (1) 21,191 19
JPMorgan Mortgage Trust, Series 2020-
INV1, Class A3, CMO, ARM, 3.50%,
8/25/50 (1) 5,870 5
JPMorgan Mortgage Trust, Series 2020-
LTV1, Class A15, CMO, ARM, 3.50%,
6/25/50 (1) 43 —
JPMorgan Mortgage Trust, Series 2020-
LTV1, Class A3, CMO, ARM, 3.50%,
6/25/50 (1) 87 —
JPMorgan Mortgage Trust, Series 2020-
LTV1, Class B1A, CMO, ARM, 3.217%,
6/25/50 (1) 25,455 22
MED Commercial Mortgage Trust,
Series 2024-MOB, Class A, ARM, 1M TSFR
+ 1.592%, 5.217%, 5/15/41 (1) 100,000 99
Morgan Stanley Residential Mortgage Loan
Trust, Series 2025-DSC2, Class A1, CMO,
ARM, 5.443%, 7/25/70 (1) 91,865 92
Morgan Stanley Residential Mortgage Loan
Trust, Series 2025-NQM5, Class A1, CMO,
ARM, 5.439%, 7/25/70 (1) 77,047 77
New Residential Mortgage Loan Trust,
Series 2021-INV2, Class A4, CMO, ARM,
2.50%, 9/25/51 (1) 67,982 56
New Residential Mortgage Loan Trust,
Series 2026-NQM4, Class A1, CMO, ARM,
5.003%, 2/25/66 (1) 96,955 96
NYC Trust, Series 2026-9W57, Class A,
ARM, 5.053%, 6/6/40 (1) 100,000 100
NYMT Loan Trust, Series 2026-INV2, Class
A1, CMO, ARM, 5.475%, 4/25/61 (1) 99,158 99
OBX Trust, Series 2026-NQM5, Class A1,
CMO, ARM, 5.321%, 1/25/66 (1) 95,910 96

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
OBX Trust, Series 2026-R1, Class A1,
CMO, ARM, 4.884%, 1/25/63 (1) 93,398 92
OBX Trust, Series 2026-R2, Class A2,
CMO, STEP, 5.613%, 3/25/63 (1) 97,522 97
Real Estate Asset Liquidity Trust,
Series 2025-1A, Class A1, 3.93%, 1/12/60
(CAD) (1) 148,120 105
Santander Mortgage Asset Receivable
Trust, Series 2025-NQM2, Class A1, CMO,
STEP, 5.732%, 2/25/65 (1) 78,635 79
SDR Commercial Mortgage Trust,
Series 2024-DSNY, Class A, ARM, 1M
TSFR + 1.392%, 5.017%, 5/15/39 (1) 150,000 150
Sequoia Mortgage Trust, Series 2013-4,
Class B1, CMO, ARM, 3.434%, 4/25/43  11,605 11
Sequoia Mortgage Trust, Series 2017-CH2,
Class A19, CMO, ARM, 4.00%, 12/25/47 (1) 2,842 3
SG Residential Mortgage Trust,
Series 2026-3, Class A1, CMO, ARM,
5.188%, 4/25/66 (1) 99,287 98
Structured Agency Credit Risk Debt Notes,
Series 2024-DNA2, Class A1, CMO, ARM,
SOFR30A + 1.25%, 4.878%, 5/25/44 (1) 86,844 87
Structured Agency Credit Risk Debt Notes,
Series 2024-HQA1, Class A1, CMO, ARM,
SOFR30A + 1.25%, 4.878%, 3/25/44 (1) 24,009 24
Structured Agency Credit Risk Debt Notes,
Series 2025-DNA1, Class A1, CMO, ARM,
SOFR30A + 0.95%, 4.578%, 1/25/45 (1) 9,200 9
Structured Agency Credit Risk Debt Notes,
Series 2025-DNA2, Class A1, CMO, ARM,
SOFR30A + 1.10%, 4.728%, 5/25/45 (1) 8,025 8
Structured Agency Credit Risk Debt Notes,
Series 2025-DNA3, Class A1, CMO, ARM,
SOFR30A + 0.95%, 4.578%, 9/25/45 (1) 6,625 7
Structured Agency Credit Risk Debt Notes,
Series 2025-DNA3, Class M1, CMO, ARM,
SOFR30A + 1.10%, 4.728%, 9/25/45 (1) 21,004 21
Structured Agency Credit Risk Debt Notes,
Series 2025-HQA1, Class A1, CMO, ARM,
SOFR30A + 0.95%, 4.578%, 2/25/45 (1) 6,788 7
Towd Point Mortgage Trust, Series 2017-3,
Class M1, CMO, ARM, 3.50%, 7/25/57 (1) 105,000 102
Towd Point Mortgage Trust, Series 2019-
HY3, Class A1A, CMO, ARM, 1M TSFR +
1.114%, 4.763%, 10/25/59 (1) 10,536 11
Towd Point Mortgage Trust, Series 2026-1,
Class A1A, CMO, ARM, 4.097%, 1/25/66 (1) 92,817 91
TX Trust, Series 2024-HOU, Class A, ARM,
1M TSFR + 1.591%, 5.217%, 6/15/39 (1) 100,000 100
Vista Point Securitization Trust,
Series 2020-2, Class A1, CMO, ARM,
1.475%, 4/25/65 (1) 5,645 6
WB Commercial Mortgage Trust,
Series 2024-HQ, Class A, ARM, 6.134%,
3/15/40 (1) 100,000 100
Total Non-U.S. Government Mortgage-
Backed Securities (Cost $3,966) 3,914
Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 5.9%
U.S. Government Agency
Obligations
 4.7%
Federal Home Loan Mortgage
2.50%, 4/1/30  5,056 5
3.00%, 12/1/42 - 4/1/43  45,023 41
3.50%, 8/1/42 - 3/1/44  63,733 60
4.00%, 8/1/40 - 8/1/45  29,884 28
4.50%, 6/1/39 - 5/1/42  29,046 28
5.00%, 8/1/35 - 8/1/40  8,889 10
6.00%, 10/1/32 - 8/1/38  1,977 2
7.00%, 6/1/32  388 —
Federal Home Loan Mortgage, ARM
RFUCCT1Y + 1.815%, 6.146%, 1/1/37  613 1
RFUCCT1Y + 1.934%, 6.183%, 2/1/37  585 1
Federal Home Loan Mortgage, CMO, IO
2.00%, 2/25/51  123,686 16
2.50%, 7/25/50  228,411 38
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  8,447 8
2.00%, 8/1/36 - 6/1/52  438,805 362
2.50%, 3/1/42 - 1/1/54  463,656 393
3.00%, 7/1/34 - 8/1/52  199,481 181
3.50%, 11/1/47 - 11/1/54  150,099 138
4.00%, 8/1/37 - 2/1/50  47,390 46
4.50%, 5/1/50 - 10/1/53  89,646 86
5.00%, 9/1/52 - 4/1/56  305,982 302
5.50%, 8/1/53 - 10/1/55  341,987 345
6.00%, 2/1/54 - 8/1/55  333,395 342
6.50%, 11/1/53 - 9/1/55  82,561 86
7.00%, 6/1/54  9,376 10
Federal National Mortgage Assn.
2.50%, 1/1/61  32,583 27
3.00%, 2/1/44  2,612 2
3.50%, 6/1/42 - 1/1/44  55,367 53
4.00%, 11/1/40  11,949 12
Federal National Mortgage Assn., ARM,
RFUCCT1Y + 1.856%, 6.453%, 8/1/36  853 1
Federal National Mortgage Assn., CMO, IO
2.00%, 1/25/51 - 4/25/52  231,501 30
6.50%, 2/25/32  189 —
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  61,858 53
2.00%, 9/1/36 - 3/1/52  878,153 717
2.50%, 1/1/32 - 9/1/52  729,346 624
3.00%, 6/1/27 - 7/1/52  535,523 483
3.50%, 11/1/32 - 1/1/52  167,724 157
4.00%, 7/1/35 - 12/1/52  228,346 219
4.50%, 7/1/39 - 3/1/56  216,281 211
5.00%, 3/1/34 - 3/1/56  363,516 362
5.50%, 12/1/34 - 11/1/55  578,881 582
6.00%, 4/1/33 - 10/1/55  526,624 541
6.50%, 7/1/32 - 10/1/55  232,905 243
7.00%, 4/1/32  90 —

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
UMBS, TBA (13)
1.50%, 7/1/40  35,000 31
2.00%, 7/1/41 - 7/1/56  1,408,000 1,157
2.50%, 7/1/41 - 7/1/55  590,000 498
3.00%, 7/1/55  170,000 148
3.50%, 7/1/55  295,000 268
4.00%, 7/1/55  490,000 458
4.50%, 7/1/56  385,000 369
5.00%, 7/1/56  450,000 442
5.50%, 7/1/56  410,000 411
6.00%, 7/1/56  105,000 107
6.50%, 7/1/54  35,000 36
10,771
U.S. Government Obligations
 1.2%
Government National Mortgage Assn.
1.50%, 5/20/37  32,303 29
2.00%, 1/20/51 - 3/20/52  226,288 186
2.50%, 8/20/50 - 3/20/52  78,728 67
3.00%, 7/15/43 - 6/20/52  260,066 233
3.50%, 12/20/42 - 7/20/52  268,646 249
4.00%, 7/20/42 - 10/20/52  191,689 182
4.50%, 10/20/39 - 6/20/53  211,587 205
5.00%, 3/20/34 - 4/20/53  100,889 101
5.50%, 10/20/32 - 3/20/49  33,579 34
6.00%, 4/15/36 - 11/20/52  38,457 39
7.00%, 9/20/27  125 —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  3,428 3
Government National Mortgage Assn.,
CMO, IO
2.00%, 12/20/50 - 2/20/51  662,477 79
2.50%, 6/20/51  319,296 46
Government National Mortgage Assn.,
TBA (13)
2.00%, 7/20/55  175,000 143
2.50%, 7/20/55  425,000 363
3.00%, 7/20/55  28,000 25
3.50%, 7/20/55  30,000 27
4.50%, 7/20/55  185,000 178
5.00%, 7/20/55  205,000 202
5.50%, 7/20/56  320,000 322
6.00%, 7/20/56  50,000 51
2,764
Total U.S. Government & Agency
Mortgage-Backed Securities (Cost
$13,860) 13,535
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)
 5.5%
U.S. Treasury Obligations
 5.5%
U.S. Treasury Bonds, 2.25%, 5/15/41  210,000 153
U.S. Treasury Bonds, 2.375%, 2/15/42  355,000 259
U.S. Treasury Bonds, 3.25%, 5/15/42  135,000 111
U.S. Treasury Bonds, 3.375%, 8/15/42  375,000 313
U.S. Treasury Bonds, 3.75%, 11/15/43  165,000 143
Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Treasury Bonds, 3.875%, 2/15/43  365,000 323
U.S. Treasury Bonds, 4.00%, 11/15/42  485,000 438
U.S. Treasury Bonds, 4.00%, 11/15/52  235,000 201
U.S. Treasury Bonds, 4.125%, 8/15/44  295,000 267
U.S. Treasury Bonds, 4.125%, 8/15/53  220,000 192
U.S. Treasury Bonds, 4.25%, 2/15/54  550,000 491
U.S. Treasury Bonds, 4.25%, 8/15/54 (14) 570,000 509
U.S. Treasury Bonds, 4.375%, 8/15/43  60,000 56
U.S. Treasury Bonds, 4.50%, 2/15/44  1,160,000 1,105
U.S. Treasury Bonds, 4.50%, 11/15/54  460,000 428
U.S. Treasury Bonds, 4.625%, 11/15/44  695,000 670
U.S. Treasury Bonds, 4.625%, 2/15/55  385,000 366
U.S. Treasury Bonds, 4.625%, 11/15/55  165,000 157
U.S. Treasury Bonds, 4.75%, 2/15/45  125,000 122
U.S. Treasury Bonds, 4.75%, 8/15/55  295,000 286
U.S. Treasury Notes, 3.50%, 9/30/29  135,000 132
U.S. Treasury Notes, 3.625%, 8/31/29  145,000 143
U.S. Treasury Notes, 3.75%, 12/31/30  240,000 236
U.S. Treasury Notes, 3.75%, 8/31/31  895,000 875
U.S. Treasury Notes, 3.875%, 4/30/30  330,000 326
U.S. Treasury Notes, 4.00%, 3/31/30  340,000 338
U.S. Treasury Notes, 4.00%, 1/31/31  845,000 838
U.S. Treasury Notes, 4.125%, 10/31/29  425,000 424
U.S. Treasury Notes, 4.125%, 7/31/31  370,000 369
U.S. Treasury Notes, 4.125%, 10/31/31  185,000 184
U.S. Treasury Notes, 4.125%, 3/31/32  100,000 99
U.S. Treasury Notes, 4.25%, 1/31/30  825,000 827
U.S. Treasury Notes, 4.375%, 12/31/29  100,000 101
U.S. Treasury Notes, 4.375%, 11/30/30  495,000 498
U.S. Treasury Notes, 4.375%, 1/31/32  250,000 252
U.S. Treasury Notes, 4.625%, 4/30/31  160,000 163
U.S. Treasury Notes, 4.625%, 5/31/31  390,000 397
12,792
Total U.S. Government Agency
Obligations (Excluding Mortgage-
Backed) (Cost $13,119) 12,792
SHORT-TERM INVESTMENTS
 3.3%
Money Market Funds  3.3%
T. Rowe Price Government Reserve Fund,
3.69% (3)(15) 7,571,069 7,571
Total Short-Term Investments (Cost
$7,571) 7,571
SECURITIES LENDING COLLATERAL
 0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH JPMORGAN CHASE BANK 0.0%
Money Market Funds 0.0%
T. Rowe Price Treasury Reserve Fund,
3.66% (3)(15) 44,205 44
Total Investments in a Pooled Account
through Securities Lending Program with
JPMorgan Chase Bank 44

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET BANK 0.2%
Money Market Funds 0.2%
T. Rowe Price Treasury Reserve Fund,
3.66% (3)(15) 465,446 466
Total Investments in a Pooled Account
through Securities Lending Program with
State Street Bank 466
Total Securities Lending Collateral (Cost
$510) 510
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
2 Year Interest
Rate Swap,
1/12/29
Receive
Fixed 2.50%
Annually,
Pay Variable
3.68% (SOFR)
Annually,
1/8/27 @
2.50%* (5) 2 9,275 2
Total Options Purchased (Cost $14) 2
Total Investments in Securities
102.3% of Net Assets
(Cost $174,750) $ 236,355
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $15,198 and represents 6.6% of net assets.
(2) All or a portion of this loan is unsettled as of June 30, 2026. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Affiliated Companies
(4) SEC 30-day yield
(5) Non-income producing
(6) See Note 4. All or a portion of this security is on loan at June 30, 2026.
(7) See Note 2. Level 3 in fair value hierarchy.
(8) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $938 and represents 0.4% of net assets.
(9) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized.
The fund's total unfunded commitment at June 30, 2026, was $14 and was valued at $14 (0.0% of net assets).

T. ROWE PRICE Moderate Allocation Portfolio

.
(10) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(11) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(12) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(13) See Note 4. To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $5,236 and represents 2.3% of net assets.
(14) At June 30, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(15) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
CVA Dutch Certificate (Certificaten Van Aandelen)
DKK Danish Krone
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HKD Hong Kong Dollar
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
OTC Over-the-counter
PIPE Private Investment in Public Equity
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
SPAC Special Purpose Acquisition Company
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Moderate Allocation Portfolio

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
2 Year Interest Rate Swap,
1/12/29 Receive Fixed
2.00% Annually, Pay
Variable 3.68% (SOFR)
Annually, 1/8/27 @ $2.00* 2 9,275 (1)
Total Options Written (Premiums $(6)) $ (1)

T. ROWE PRICE Moderate Allocation Portfolio

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Goldman Sachs, Protection Sold (Relevant Credit: Markit CDX.NA.IG-S45, 5 Year Index),
Receive 1.00% Quarterly, Pay upon credit default, 12/20/30 2,240 76 79 (3)
Total Bilateral Credit Default Swaps, Protection Sold 79 (3)
Total Return Swaps 0.0%
JPMorgan Chase, Receive Underlying Reference: Apollo Debt Solutions at Maturity, Pay
Variable 4.088% (SOFR + 0.48%) at Maturity, 8/12/26 11 — — —
JPMorgan Chase, Receive Underlying Reference: Ares Capital at Maturity, Pay Variable
4.088% (SOFR + 0.48%) at Maturity, 8/12/26 5 — — —
JPMorgan Chase, Receive Underlying Reference: Ares Capital at Maturity, Pay Variable
4.088% (SOFR + 0.48%) at Maturity, 8/12/26 13 — — —
JPMorgan Chase, Receive Underlying Reference: Ares Strategic Income Fund at Maturity,
Pay Variable 4.088% (SOFR + 0.48%) at Maturity, 8/12/26 5 — — —
JPMorgan Chase, Receive Underlying Reference: Bain Capital Specialty Finance at
Maturity, Pay Variable 4.088% (SOFR + 0.48%) at Maturity, 8/12/26 5 — — —
JPMorgan Chase, Receive Underlying Reference: Blackstone Secured Lending Fund at
Maturity, Pay Variable 4.088% (SOFR + 0.48%) at Maturity, 8/12/26 5 — — —
JPMorgan Chase, Receive Underlying Reference: Blue Owl Capital at Maturity, Pay
Variable 4.088% (SOFR + 0.48%) at Maturity, 8/12/26 28 1 1 —
JPMorgan Chase, Receive Underlying Reference: Blue Owl Credit Income at Maturity, Pay
Variable 4.088% (SOFR + 0.48%) at Maturity, 8/12/26 28 1 1 —
JPMorgan Chase, Receive Underlying Reference: Carlyle Secured Lending at Maturity, Pay
Variable 4.088% (SOFR + 0.48%) at Maturity, 8/12/26 5 — — —
JPMorgan Chase, Receive Underlying Reference: Goldman Sachs Private Credit at
Maturity, Pay Variable 4.088% (SOFR + 0.48%) at Maturity, 8/12/26 5 — — —
JPMorgan Chase, Receive Underlying Reference: Hercules Capital at Maturity, Pay
Variable 4.088% (SOFR + 0.48%) at Maturity, 8/12/26 5 — — —
JPMorgan Chase, Receive Underlying Reference: HPS Corporate Lending Fund at
Maturity, Pay Variable 4.088% (SOFR + 0.48%) at Maturity, 8/12/26 5 — — —
JPMorgan Chase, Receive Underlying Reference:
iShares  iBoxx  Investment Grade Corporate Bond ETF Monthly, Pay Variable 3.981%
(SOFR + 0.35%) Monthly, 1/18/28 120 — — —
Total Bilateral Total Return Swaps 2 —
Total Bilateral Swaps 81 (3)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit CDX.NA.IG-S46, 5 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/31 1,242 28 27 1
Total Centrally Cleared Credit Default Swaps, Protection Sold 1
Total Centrally Cleared Swaps 1
Net payments (receipts) of variation margin to date (1)
Variation margin receivable (payable) on centrally cleared swaps $ —
** Includes interest purchased or sold but not yet collected of $2.

T. ROWE PRICE Moderate Allocation Portfolio

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
State Street 7/24/26 CAD 51 USD 37 $ (1)
State Street 7/24/26 USD 159 CAD 217 6
State Street 8/21/26 USD 591 EUR 507 11
State Street 8/21/26 USD 118 EUR 103 —
Toronto-Dominion Bank 7/24/26 CAD 20 USD 14 —
Net unrealized gain (loss) on open forward
currency exchange contracts $ 16

T. ROWE PRICE Moderate Allocation Portfolio

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 2 Euro BOBL contracts 9/26 (264) $ (1)
Short, 2 Euro BUND contracts 9/26 (291) (4)
Long, 9 U.S. Treasury Notes five year contracts 9/26 963 (1)
Long, 21 U.S. Treasury Notes two year contracts 9/26 4,329 4
Short, 3 Ultra U.S. Treasury Bonds contracts 9/26 (348) (2)
Short, 8 Ultra U.S. Treasury Notes ten year contracts 9/26 (900) (5)
Net payments (receipts) of variation margin to date 10
Variation margin receivable (payable) on open futures contracts $ 1

T. ROWE PRICE Moderate Allocation Portfolio

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Emerging Markets Bond Fund - I Class, 5.71%  $ 1 $ 92 $ 275
T. Rowe Price Inflation Protected Bond Fund - I Class, 12.84%  — 1 13
T. Rowe Price Institutional Emerging Markets Equity Fund  341 2,814 —
T. Rowe Price Institutional Floating Rate Fund - Institutional Class, 6.58%  (6) (9) 25
T. Rowe Price Institutional High Yield Fund - Institutional Class, 6.36%  (4) (156) 355
T. Rowe Price International Bond Fund (USD Hedged) - I Class, 3.74%  — (7) 172
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I Class, 11.98%  — 6 8
T. Rowe Price Real Assets Fund - I Class  203 535 —
T. Rowe Price Government Reserve Fund, 3.69% — — 228
T. Rowe Price Treasury Reserve Fund, 3.66% — — —++
Totals $ 535# $ 3,276 $ 1,076+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
6/30/26
T. Rowe Price Emerging Markets Bond Fund - I Class, 5.71%  $ 8,497 $ 1,541 $ 99 $ 10,031
T. Rowe Price Inflation Protected Bond Fund - I Class, 12.84%  1,224 838 — 2,063
T. Rowe Price Institutional Emerging Markets Equity Fund  10,912 300 1,134 12,892
T. Rowe Price Institutional Floating Rate Fund - Institutional Class, 6.58%  899 60 351 599
T. Rowe Price Institutional High Yield Fund - Institutional Class, 6.36%  10,414 658 39 10,877
T. Rowe Price International Bond Fund (USD Hedged) - I Class, 3.74%  9,370 1,145 — 10,508
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I Class, 11.98%  1,028 133 — 1,167
T. Rowe Price Real Assets Fund - I Class  8,371 100 588 8,418
T. Rowe Price Government Reserve Fund, 3.69% 15,721  ¤  ¤ 7,571
T. Rowe Price Treasury Reserve Fund, 3.66% 68  ¤  ¤ 510
Total $ 64,636^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $1,076 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $54,847.

T. ROWE PRICE Moderate Allocation Portfolio
June 30, 2026 Unaudited
Statement of Assets and Liabilities
29
($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $174,750) $ 236,355
Receivable for investment securities sold 1,147
Interest and dividends receivable 520
Foreign currency (cost $165) 164
Bilateral swap premiums paid 81
Unrealized gain on forward currency exchange contracts 17
Receivable for shares sold 13
Cash 2
Variation margin receivable on futures contracts 1
Other assets 140
Total assets 238,440
Liabilities
Payable for investment securities purchased 6,200
Obligation to return securities lending collateral 510
Payable for shares redeemed 426
Investment management fees payable 71
Due to affiliates 15
Unrealized loss on bilateral swaps 3
Options written (premiums $6) 1
Unrealized loss on forward currency exchange contracts 1
Other liabilities 125
Total liabilities 7,352
Commitments and Contingent Liabilities (note 7)
NET ASSETS $ 231,088
Net Assets Consist of:
Total distributable earnings (loss) $ 71,938
Paid-in capital applicable to 9,718,775 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 159,150
NET ASSETS $ 231,088
NET ASSET VALUE PER SHARE $ 23.78

T. Rowe Price Moderate Allocation Portfolio
Unaudited
Statement of Operations
30
($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $52) $ 1,973
.
  Interest 987
Securities lending 2
Total income 2,962
Expenses
Investment management 598
Shareholder servicing 170
Prospectus and shareholder reports 3
Custody and accounting 139
Legal and audit 30
Miscellaneous 8
Waived / paid by Price Associates (168)
Total expenses 780
Net investment income 2,182
Realized and Unrealized Gain / Loss   –
Net realized gain (loss)
Securities (net of foreign taxes of $9) 9,942
Futures (49)
Swaps (41)
Options written 4
Forward currency exchange contracts (18)
Foreign currency transactions (7)
Net realized gain 9,831
Change in net unrealized gain / loss
Securities (net of decrease in deferred foreign taxes of $(14)) 3,568
Futures (15)
Swaps 2
Options written 5
Forward currency exchange contracts 43
Other assets and liabilities denominated in foreign currencies (7)
Change in net unrealized gain / loss 3,596
Net realized and unrealized gain / loss 13,427
INCREASE IN NET ASSETS FROM OPERATIONS
$ 15,609

T. Rowe Price Moderate Allocation Portfolio
Unaudited
Statement of Changes in Net Assets
31
($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Year
Ended
12/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 2,182 $ 4,690
Net realized gain 9,831 9,854
Change in net unrealized gain / loss 3,596 13,660
Increase in net assets from operations 15,609 28,204
Distributions to shareholders
Net earnings (2,205) (14,074)
Capital share transactions
*
Shares sold 14,109 25,120
Distributions reinvested 2,205 14,074
Shares redeemed (18,165) (33,949)
Increase (decrease) in net assets from capital share transactions (1,851) 5,245
Net Assets
Increase during period 11,553 19,375
Beginning of period 219,535 200,160
End of period $ 231,088 $ 219,535
*Share information (000s)
Shares sold 615 1,141
Distributions reinvested 97 634
Shares redeemed (782) (1,545)
Increase (decrease) in shares outstanding (70) 230

T. Rowe Price Moderate Allocation Portfolio
Unaudited

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act).
The Moderate Allocation Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital appreciation and income. Shares of the fund are currently offered only to insurance company separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into
U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the
SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. Rowe Price Moderate Allocation Portfolio

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe
Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the
Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the
Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation
Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. Rowe Price Moderate Allocation Portfolio

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. Rowe Price Moderate Allocation Portfolio

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2026 (for further detail by category, please refer to the accompanying Portfolio of
Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2026, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional
Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 38,737 $ — $ 38,737
Corporate Bonds — 13, 7 49 100 13, 8 49
Common Stocks 92,174 26,040 232 118,446
Convertible Preferred Stocks 132 23 530 685
Equity Funds 21,310 — — 21,310
Bond Funds 35,245 — — 35,245
Short-Term Investments 7,571 — — 7,571
Securities Lending Collateral 510 — — 510
Options Purchased — 2 — 2
Total Securities 156,942 78,551 862 236, 3 55
Swaps* — 79 — 79
Forward Currency Exchange Contracts — 17 — 17
Futures Contracts* 4 — — 4
Total $ 156,946 $ 78,647 $ 862 $ 236,455
Liabilities
Options Written $ — $ 1 $ — $ 1
Forward Currency Exchange Contracts — 1 — 1
Futures Contracts* 13 — — 13
Total $ 13 $ 2 $ — $ 15
1
Includes Asset-Backed Securities, Foreign Government Obligations & Municipalities, Municipal Securities, Non-U.S. Government
Mortgage-Backed Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. Rowe Price Moderate Allocation Portfolio

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations.
Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2026, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2026, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures, Securities^ $ 6
Foreign exchange derivatives Forwards 17
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps 79
^
,*
Total $ 102
^
,*
Liabilities
Interest rate derivatives Futures, Options Written $ 14
Foreign exchange derivatives Forwards 1
Credit derivatives Bilateral Swaps and Premiums —†
Equity derivatives Bilateral Swaps and Premiums —†
Total $ 1 5
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying Portfolio of Investments.
† Amount represents less than $1,000.
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized Gain (Loss)
Inflation derivatives $ — $ — $ — $ — $ (3) $ (3)
Interest rate derivatives (1) — (49) — (60) (110)
Foreign exchange derivatives (3) — — (18) — (21)
Credit derivatives (10) 4 — — 24 18
Equity derivatives — — — — (2) (2)
Total $ (14) $ 4 $ (49) $ (18) $ (41) $ (118)

T. Rowe Price Moderate Allocation Portfolio

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs), with a Credit Support Annex (CSA), if any, that governs the collateralization process, or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, such as Additional Termination Events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements, such as a CSA, whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of June 30, 2026, no
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ (13) $ 5 $ (1 5 ) $ — $ 8 $ (1 5 )
Foreign exchange derivatives — — — 43 — 43
Credit derivatives — — — — (6) (6)
Total $ (13) $ 5 $ (1 5 ) $ 43 $ 2 $ 2 2
^ Options purchased are reported as securities and are reflected in the accompanying Portfolio of Investments.

T. Rowe Price Moderate Allocation Portfolio

collateral was pledged by either the fund or counterparties for bilateral derivatives. As of June 30, 2026, securities valued at $133,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its
non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended June 30, 2026, the volume of the fund’s activity in forwards, based on underlying notional amounts, was approximately 1% of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended
June 30, 2026, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between
2% and 4% of net assets.
Options   The fund is subject to interest rate risk, foreign currency exchange rate risk and credit risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure.
The fund may buy or sell options that can be settled either directly with the counterparty (OTC options) or through a central clearinghouse (exchange-traded options). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying
Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate; although certain currency options may be settled by exchanging only the net gain or loss on the contract.
In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid,

T. Rowe Price Moderate Allocation Portfolio

options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms.
The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets;
trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, interest rates, currency values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended June 30, 2026, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 0% and 11% of net assets.
Swaps  The fund is subject to interest rate risk, credit risk, inflation risk and equity price risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust credit exposure. Swap agreements can be settled either directly with the counterparty
(bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of
Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of
June 30, 2026, the notional amount of protection sold by the fund totaled $3,482,000 (1.5% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

T. Rowe Price Moderate Allocation Portfolio

Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended June 30, 2026, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 1% and 5% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches”
or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO.
Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. The fund also invests in stripped MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-only (PO) strip. MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash

T. Rowe Price Moderate Allocation Portfolio

flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-
than-anticipated prepayments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage Obligations  The fund enters into to-be-
announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated MSFTA Transactions and collateral received, if any, from such counterparty. As of June 30,
2026, no collateral was pledged by the fund or counterparties for MSFTA Transactions.
Private Investments Issued by Special Purpose Acquisition Companies Special purpose acquisition companies
(SPACs) are shell companies that have no operations but are formed to raise capital with the intention of merging with or acquiring a company with the proceeds of the SPAC’s initial public offering (IPO). The fund may enter into a contingent commitment with a SPAC to purchase private investments in public equity (PIPE) if and when the SPAC completes its merger or acquisition. The fund maintains liquid assets sufficient to settle its commitment to purchase the PIPE. However, if the commitment expires, then no shares are purchased. Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold; however, in certain circumstances, the issuer may have the right to temporarily suspend trading of the shares in the first year after the merger or acquisition. The securities issued by a SPAC may be considered illiquid, more difficult to value, and/or be subject to restrictions on resale.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At June 30, 2026, the value of loaned securities was $1,620,000; the aggregate value of collateral was $1,712,000 and consisted of cash collateral and related investments of $510,000 and
U.S. government securities of $1,202,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term and U.S.
government securities aggregated $60,797,000 and $54,299,000, respectively, for the six months ended June 30,
2026. Purchases and sales of U.S. government securities aggregated $40,946,000 and $38,857,000, respectively, for the six months ended June 30, 2026.

T. Rowe Price Moderate Allocation Portfolio

NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2026, the cost of investments (including derivatives, if any) for federal income tax purposes was $175,675,000.
Net unrealized gain aggregated $60,798,000 at period-end, of which $64,983,000 related to appreciated investments and
$4,185,000 related to depreciated investments.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price
Group, Inc. (Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.25% of the fund’s average daily net assets, and a group fee.
The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates
(the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2026, the effective annual group fee rate was 0.28%.
The fund is subject to an indefinite contractual expense limitation, pursuant to which Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; acquired fund fees and expenses; and 12b-1 fees, if any) that would otherwise cause the fund’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed 0.85%. The agreement may only be terminated with approval by the fund’s shareholders. The fund is required to repay Price Associates for expenses previously waived/paid to the extent the fund’s net assets grow or expenses decline sufficiently to allow repayment without causing the fund’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2) the fund’s current expense limitation.
However, no repayment will be made more than three years after the date of a payment or waiver. The total expenses repaid were $5,000 for the six months ended June 30, 2026. Including this amount, expenses previously waived/paid by
Price Associates in the amount of $137,000 remain subject to repayment by the fund at June 30, 2026.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of
Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and

T. Rowe Price Moderate Allocation Portfolio

administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended June 30, 2026, expenses incurred pursuant to these service agreements were $65,000 for Price Associates and $3,000 for T. Rowe Price Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price
Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. The Price Reserve Funds pay no investment management fees.
The fund may also invest in certain other T. Rowe Price funds (Price Funds) as a means of gaining efficient and cost-
effective exposure to certain markets. The fund does not invest for the purpose of exercising management or control;
however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. Each underlying Price Fund is an open-end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price
Fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s investment therein. Annual management fee rates and amounts waived related to investments in the underlying
Price Fund(s) for the six months ended June 30, 2026, are as follows:
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price
Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of brokerage commissions embedded in the cost of the fund’s foreign currency transactions. This agreement may be rescinded at any time. For the six months ended June 30, 2026, this reimbursement amounted to less than $1,000.
($000s)
Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price Emerging Markets Bond Fund - I Class 0.64% $ 28
T. Rowe Price Inflation Protected Bond Fund - I Class 0.17% 1
T. Rowe Price Institutional Emerging Markets Equity Fund 1.00% 64
T. Rowe Price Institutional Floating Rate Fund - Institutional Class 0.55% 2
T. Rowe Price Institutional High Yield Fund - Institutional Class 0.50% 26
T. Rowe Price International Bond Fund (USD Hedged) - I Class 0.48% 2 3
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I Class 0.25% 1
T. Rowe Price Real Assets Fund - I Class 0.63% 28
Total Management Fee Waived $ 17 3

T. Rowe Price Moderate Allocation Portfolio

NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies.
The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Moderate Allocation Portfolio

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENTS
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement
(Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreements (Subadvisory Contracts) that the Adviser has entered into with T. Rowe Price Investment
Management, Inc. (TRPIM), T. Rowe Price International Ltd, and T. Rowe Price Hong Kong Limited (Subadvisers) on behalf of the fund. In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory Contracts. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadvisers and the approval of the Advisory Contract and Subadvisory
Contracts. The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contracts by
independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract and Subadvisory Contracts, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and Subadvisers about various topics and information provided to it by the Adviser. The Board also considered that TRPIM has its own investment platform and investment management leadership, and the Adviser and TRPIM have implemented information barriers restricting the sharing of investment information and voting activity. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadvisers
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadvisers.
These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations;
and shareholder communications. However, the Board noted that there are information barriers between investment personnel of the Adviser and TRPIM that restrict the sharing of certain information, such as investment research, trading, and proxy voting. The Board also reviewed the background and experience of the Adviser’s and Subadvisers’ senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The
Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadvisers, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contracts.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31, 2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.

T. ROWE PRICE Moderate Allocation Portfolio

In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contracts.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates, including the Subadvisers) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers. In considering soft-dollar arrangements, the Board noted that the Adviser may use brokerage commissions in connection with certain T.
Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T.
Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays a management fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund) (“group fee rate assets”) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. Under each Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of
the advisory fees that the Adviser receives from the fund. The group fee schedule is graduated so the group fee rate decreases as total group fee rate assets increase and the group fee rate increases as total group fee rate assets decrease.
As a result, shareholders benefit from overall growth in T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to a contractual expense limitation that requires the Adviser to indefinitely waive its fees and/or bear any expenses that would otherwise cause the fund’s total expenses to exceed a certain percentage, excluding certain expenses. The expense limitation mitigates the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The
Board concluded that the management fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENTS
(continued)

T. ROWE PRICE Moderate Allocation Portfolio

Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund with a group of competitor funds selected by Broadridge
(Expense Group); and (ii) actual management fees and total expenses of the fund with a broader set of funds within the
Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the
Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the contractual management fee ranked in the first quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group and Expense Universe), and the total expenses ranked in the fourth quintile (Expense Group and
Expense Universe).
The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the
Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contracts
As noted, the Board approved the continuation of the Advisory Contract and Subadvisory Contracts. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract and Subadvisory Contracts (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENTS
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
E304-051 8/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Series, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2026